UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2008 Estimated average burden hours per response........ 21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/2008

Date of reporting period:	12/31/2007

Item 1: Schedule of Investments

INVESTMENT PORTFOLIO

December 31, 2007 (Unaudited)	Columbia Income Fund

			Par ($) (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 75.9%
BASIC MATERIALS – 2.2%
Chemicals – 0.6%
Chemtura Corp.
	6.875% 06/01/16		420,000	394,800
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	170,000	251,034
	7.875% 11/15/14		545,000	577,700
Ineos Group Holdings PLC
	8.500% 02/15/16(b)		500,000	445,000
Lubrizol Corp.
	6.500% 10/01/34		1,310,000	1,287,021
MacDermid, Inc.
	9.500% 04/15/17(b)		295,000	277,300
Mosaic Co.
	7.875% 12/01/16(b)		510,000	550,800
NOVA Chemicals Corp.
	6.500% 01/15/12		440,000	412,500
	Chemicals Total			4,196,155
Forest Products & Paper – 1.1%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		410,000	304,425
Domtar, Inc.
	7.125% 08/15/15		395,000	387,100
Georgia-Pacific Corp.
	8.000% 01/15/24		465,000	432,450
NewPage Corp.
	10.000% 05/01/12(b)		310,000	311,550
	10.000% 05/01/12		225,000	226,125
	12.000% 05/01/13		220,000	227,150
Weyerhaeuser Co.
	7.375% 03/15/32(c)		5,590,000	5,609,817
	Forest Products & Paper Total			7,498,617
Metals & Mining – 0.5%
FMG Finance Ltd.
	10.625% 09/01/16(b)		1,060,000	1,213,700
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17		1,385,000	1,485,412

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS(a) – (continued)
Metals & Mining – (continued)
Noranda Aluminium Holding Corp.
	PIK,
	10.488% 11/15/14(b)(c)	340,000	289,000
Metals & Mining Total			2,988,112
BASIC MATERIALS TOTAL			14,682,884
COMMUNICATIONS – 12.3%
Media – 4.4%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	360,000	338,400
Cablevision Systems Corp.
	8.000% 04/15/12	780,000	756,600
CanWest MediaWorks LP
	9.250% 08/01/15(b)	455,000	445,331
Charter Communications Holdings I LLC
	9.920% 04/01/14	600,000	351,750
	11.000% 10/01/15	420,000	342,300
Clear Channel Communications, Inc.
	5.500% 12/15/16	885,000	644,846
CMP Susquehanna Corp.
	9.875% 05/15/14(c)	380,000	285,000
Comcast Corp.
	6.300% 11/15/17	665,000	689,955
	6.950% 08/15/37	2,830,000	3,054,340
CSC Holdings, Inc.
	7.625% 04/01/11	640,000	638,400
	7.625% 07/15/18	280,000	257,250
DirecTV Holdings LLC
	6.375% 06/15/15	470,000	451,200
EchoStar DBS Corp.
	6.625% 10/01/14	740,000	736,300
Idearc, Inc.
	8.000% 11/15/16	935,000	857,862
Lamar Media Corp.
	6.625% 08/15/15	480,000	466,800
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	365,000	348,575
Quebecor Media, Inc.
	7.750% 03/15/16	450,000	432,000
	7.750% 03/15/16(b)	570,000	547,200

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
R.H. Donnelley Corp.
	8.875% 01/15/16	190,000	177,650
	8.875% 10/15/17(b)	1,625,000	1,503,125
Reader’s Digest Association, Inc.
	9.000% 02/15/17(b)	385,000	322,438
Time Warner, Inc.
	5.875% 11/15/16	8,000,000	7,950,848
	6.500% 11/15/36	1,150,000	1,118,958
TL Acquisitions, Inc.
	10.500% 01/15/15(b)	615,000	591,169
Univision Communications, Inc.
	PIK,
	9.750% 03/15/15(b)	785,000	715,331
Viacom, Inc.
	5.750% 04/30/11	3,120,000	3,159,243
	6.875% 04/30/36	1,611,000	1,615,392
Media Total			28,798,263
Telecommunication Services – 7.9%
Alltel Wireless
	7.778% 05/15/15(d)	1,000,000	962,361
AT&T, Inc.
	4.950% 01/15/13	5,755,000	5,785,674
	5.625% 06/15/16	3,770,000	3,813,038
Cincinnati Bell, Inc.
	7.000% 02/15/15	525,000	496,125
Citizens Communications Co.
	7.875% 01/15/27	590,000	561,975
Cricket Communications, Inc.
	9.375% 11/01/14	1,130,000	1,059,375
Digicel Group Ltd.
	PIK,
	9.125% 01/15/15(b)	1,159,000	1,057,587
Intelsat Bermuda, Ltd.
	11.250% 06/15/16	865,000	893,112
Intelsat Intermediate Holdings Co., Ltd.
	(e) 02/01/15 (9.250% 02/01/10)	315,000	257,513
Lucent Technologies, Inc.
	6.450% 03/15/29	505,000	417,256
MetroPCS Wireless, Inc.
	9.250% 11/01/14	1,055,000	991,700

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Nextel Communications, Inc.
	6.875% 10/31/13	2,495,000	2,457,879
	7.375% 08/01/15	3,510,000	3,456,013
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16(b)	385,000	394,625
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)	220,000	207,900
PanAmSat Corp.
	9.000% 08/15/14	635,000	638,175
Qwest Communications International, Inc.
	7.500% 02/15/14	190,000	189,525
Qwest Corp.
	7.500% 10/01/14	1,030,000	1,045,450
	7.500% 06/15/23	525,000	502,688
	8.875% 03/15/12	435,000	465,450
Rural Cellular Corp.
	8.124% 06/01/13(f)	340,000	345,100
	10.661% 11/01/12(f)	350,000	357,000
Sprint Capital Corp.
	8.750% 03/15/32	960,000	1,082,110
Sprint Nextel Corp.
	6.000% 12/01/16	15,310,000	14,663,811
Syniverse Technologies, Inc.
	7.750% 08/15/13	245,000	236,425
Telefonica Emisiones SAU
	6.221% 07/03/17	760,000	789,634
	6.421% 06/20/16	3,125,000	3,288,625
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	460,000	470,350
Verizon Communications, Inc.
	5.550% 02/15/16	2,205,000	2,228,664
	6.250% 04/01/37	1,175,000	1,204,947
Virgin Media Finance PLC
	8.750% 04/15/14	565,000	560,763
West Corp.
	11.000% 10/15/16(c)	435,000	431,738
Wind Acquisition Financial SA
	PIK,
	12.459% 12/21/11(d)	582,313	580,857

4

			Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Windstream Corp.
	8.625% 08/01/16		580,000	609,000
Telecommunication Services Total				52,502,445
COMMUNICATIONS TOTAL				81,300,708
CONSUMER CYCLICAL – 8.3%
Airlines – 0.5%
Continental Airlines, Inc.
	7.461% 04/01/15		3,687,839	3,586,423
Airlines Total				3,586,423
Apparel – 0.2%
Broder Brothers Co.
	11.250% 10/15/10		235,000	180,950
Levi Strauss & Co.
	9.750% 01/15/15		1,140,000	1,137,150
Phillips-Van Heusen Corp.
	7.250% 02/15/11		265,000	266,656
Apparel Total				1,584,756
Auto Manufacturers – 0.3%
Ford Motor Co.
	7.450% 07/16/31		925,000	686,813
General Motors Corp.
	8.375% 07/15/33		1,755,000	1,412,775
Auto Manufacturers Total				2,099,588
Auto Parts & Equipment – 0.3%
ArvinMeritor, Inc.
	8.125% 09/15/15		365,000	315,725
Commercial Vehicle Group, Inc.
	8.000% 07/01/13		385,000	348,425
Goodyear Tire & Rubber Co.
	8.625% 12/01/11		88,000	91,740
	9.000% 07/01/15		300,000	318,000
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(b)	EUR	340,000	427,504
TRW Automotive, Inc.
	7.000% 03/15/14(b)		320,000	294,400
Auto Parts & Equipment Total				1,795,794
Entertainment – 0.3%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)		870,000	874,350

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Six Flags, Inc.
	9.625% 06/01/14	425,000	313,438
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	385,000	352,275
WMG Acquisition Corp.
	7.375% 04/15/14	285,000	219,450
WMG Holdings Corp.
	(e) 12/15/14 (9.500% 12/15/09)	385,000	246,400
Entertainment Total			2,005,913
Home Builders – 0.9%
D.R. Horton, Inc.
	5.625% 09/15/14	2,880,000	2,418,967
	6.500% 04/15/16	840,000	728,803
KB Home
	5.875% 01/15/15	570,000	491,625
Lennar Corp.
	6.500% 04/15/16	755,000	590,690
Toll Brothers Finance Corp.
	5.150% 05/15/15	1,510,000	1,370,265
Home Builders Total			5,600,350
Home Furnishings – 0.1%
Sealy Mattress Co.
	8.250% 06/15/14	375,000	358,125
Home Furnishings Total			358,125
Leisure Time – 0.1%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	440,000	433,760
Leisure Time Total			433,760
Lodging – 0.9%
Buffalo Thunder Development Authority
	9.375% 12/15/14(b)	185,000	164,650
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	515,000	543,325
Greektown Holdings LLC
	10.750% 12/01/13(b)	525,000	510,562
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	830,000	605,900

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Jacobs Entertainment, Inc.
	9.750% 06/15/14	335,000	311,550
Majestic Star LLC
	9.750% 01/15/11	480,000	326,400
Marriott International, Inc.
	5.625% 02/15/13	2,365,000	2,361,521
MGM Mirage
	7.500% 06/01/16	675,000	668,250
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(b)	315,000	285,863
Snoqualmie Entertainment Authority
	9.063% 02/01/14(b)(f)	70,000	66,150
	9.125% 02/01/15(b)	70,000	67,550
Station Casinos, Inc.
	6.625% 03/15/18	250,000	171,250
	6.875% 03/01/16	205,000	149,650
Lodging Total			6,232,621
Retail – 4.7%
AmeriGas Partners LP
	7.125% 05/20/16	370,000	358,900
Asbury Automotive Group, Inc.
	7.625% 03/15/17	180,000	159,300
	8.000% 03/15/14	350,000	330,750
AutoNation, Inc.
	7.000% 04/15/14	290,000	274,775
CVS Caremark Corp.
	5.298% 01/11/27(b)	2,185,253	2,185,472
CVS Lease Pass-Through
	6.036% 12/10/28(b)	2,420,125	2,323,708
Dave & Buster’s, Inc.
	11.250% 03/15/14	330,000	311,850
Dollar General Corp.,
	PIK,
	11.875% 07/15/17(b)(c)	335,000	263,813
Federated Department Stores, Inc.
	6.900% 04/01/29	1,580,000	1,447,032
Federated Retail Holdings, Inc.
	5.350% 03/15/12	645,000	628,421
Hanesbrands, Inc.
	8.204% 12/15/14(f)	300,000	297,000

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Home Depot, Inc.
	5.875% 12/16/36	1,875,000	1,582,314
JC Penney Corp., Inc.
	7.400% 04/01/37(c)	4,715,000	4,680,736
KAR Holdings, Inc.
	10.000% 05/01/15(b)	375,000	334,687
Landry’s Restaurants, Inc.
	9.500% 12/15/14	325,000	321,750
Limited Brands, Inc.
	6.950% 03/01/33	1,540,000	1,349,306
	7.600% 07/15/37(g)	3,160,000	2,914,259
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	1,470,000	1,384,440
Michaels Stores, Inc.
	11.375% 11/01/16(c)	310,000	284,425
Rite Aid Corp.
	9.375% 12/15/15	550,000	456,500
Starbucks Corp.
	6.250% 08/15/17	2,725,000	2,828,446
United Auto Group, Inc.
	7.750% 12/15/16	310,000	289,850
Wal-Mart Stores, Inc.
	4.125% 02/15/11	4,520,000	4,489,088
	5.250% 09/01/35	1,975,000	1,751,853
Retail Total			31,248,675
Textiles – 0.0%
INVISTA
	9.250% 05/01/12(b)	230,000	238,050
Textiles Total			238,050
CONSUMER CYCLICAL TOTAL			55,184,055
CONSUMER NON-CYCLICAL – 5.7%
Agriculture – 0.0%
Reynolds American, Inc.
	7.625% 06/01/16	295,000	313,584
Agriculture Total			313,584
Beverages – 0.3%
Constellation Brands, Inc.
	8.125% 01/15/12	308,000	308,770

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – (continued)
Cott Beverages, Inc.
	8.000% 12/15/11	300,000	279,000
SABMiller PLC
	6.200% 07/01/11(b)	1,500,000	1,569,240
Beverages Total			2,157,010
Biotechnology – 0.7%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	390,000	393,900
Genentech, Inc.
	4.400% 07/15/10	3,900,000	3,924,359
Biotechnology Total			4,318,259
Commercial Services – 0.7%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	220,000	212,300
Ashtead Capital, Inc.
	9.000% 08/15/16(b)	340,000	300,900
Ashtead Holdings PLC
	8.625% 08/01/15(b)	365,000	319,375
Corrections Corp. of America
	6.250% 03/15/13	315,000	310,275
GEO Group, Inc.
	8.250% 07/15/13	480,000	484,800
Hertz Corp.
	8.875% 01/01/14	350,000	354,812
Iron Mountain, Inc.
	7.750% 01/15/15	460,000	468,050
Quebecor World Capital Corp.
	8.750% 03/15/16(b)	375,000	276,094
Quebecor World, Inc.
	9.750% 01/15/15(b)	220,000	165,275
Rental Service Corp.
	9.500% 12/01/14	545,000	487,775
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	565,000	582,899
Service Corp. International
	6.750% 04/01/16	280,000	269,500
United Rentals North America, Inc.
	7.750% 11/15/13	380,000	330,600
Commercial Services Total			4,562,655

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – 0.1%
DEL Laboratories, Inc.
	8.000% 02/01/12	425,000	442,000
Elizabeth Arden, Inc.
	7.750% 01/15/14	410,000	401,800
Cosmetics/Personal Care Total			843,800
Food – 1.4%
ConAgra Foods, Inc.
	7.000% 10/01/28	5,020,000	5,326,692
Dean Foods Co.
	7.000% 06/01/16	260,000	231,400
Dole Food Co., Inc.
	8.625% 05/01/09	305,000	294,325
Kroger Co.
	8.000% 09/15/29	2,226,000	2,585,279
Pinnacle Foods Finance LLC
	9.250% 04/01/15(b)	370,000	337,625
Reddy Ice Holdings, Inc.
	(e) 11/01/12 (10.500% 11/01/08)	280,000	264,600
Smithfield Foods, Inc.
	7.750% 07/01/17(c)	450,000	435,375
Food Total			9,475,296
Healthcare Services – 1.0%
Community Health Systems, Inc.
	8.875% 07/15/15	520,000	529,750
DaVita, Inc.
	7.250% 03/15/15	445,000	446,113
HCA, Inc.
	9.250% 11/15/16	425,000	446,250
	PIK,
	9.625% 11/15/16	955,000	1,009,912
Tenet Healthcare Corp.
	9.875% 07/01/14	1,070,000	1,019,175
U.S. Oncology Holdings, Inc.
	PIK,
	10.759% 03/15/12(f)	295,000	244,850
UnitedHealth Group, Inc.
	3.300% 01/30/08	2,850,000	2,847,406
Healthcare Services Total			6,543,456

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.5%
American Greetings Corp.
	7.375% 06/01/16	355,000	345,238
Amscan Holdings, Inc.
	8.750% 05/01/14	415,000	377,650
Clorox Co.
	5.950% 10/15/17	1,030,000	1,026,102
Fortune Brands, Inc.
	5.125% 01/15/11	490,000	489,006
Jarden Corp.
	7.500% 05/01/17	430,000	369,800
Jostens IH Corp.
	7.625% 10/01/12	375,000	376,875
Household Products/Wares Total			2,984,671
Pharmaceuticals – 1.0%
Abbott Laboratories
	5.600% 05/15/11	2,000,000	2,071,288
Elan Finance PLC
	8.875% 12/01/13	635,000	625,475
Mylan Laboratories, Inc.
	8.488% 10/02/14(d)(h)	500,000	495,000
NBTY, Inc.
	7.125% 10/01/15	225,000	218,813
Omnicare, Inc.
	6.750% 12/15/13	335,000	314,900
Warner Chilcott Corp.
	8.750% 02/01/15	495,000	509,850
Wyeth
	6.500% 02/01/34	2,500,000	2,653,307
Pharmaceuticals Total			6,888,633
CONSUMER NON-CYCLICAL TOTAL			38,087,364
ENERGY – 7.9%
Coal – 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	360,000	349,200
Massey Energy Co.
	6.875% 12/15/13	380,000	358,150
Peabody Energy Corp.
	7.375% 11/01/16	165,000	169,125
Coal Total			876,475

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Energy-Alternate Sources – 0.1%
VeraSun Energy Corp.
	9.375% 06/01/17(b)	350,000	305,375
Energy-Alternate Sources Total			305,375
Oil & Gas – 5.2%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	3,525,000	3,444,172
Chesapeake Energy Corp.
	6.375% 06/15/15	395,000	382,162
	7.500% 06/15/14	260,000	264,550
Cimarex Energy Co.
	7.125% 05/01/17	335,000	329,137
Compton Petroleum Corp.
	7.625% 12/01/13	405,000	376,650
Gazprom International SA
	7.201% 02/01/20	126,897	129,593
	7.201% 02/01/20(b)	2,537,931	2,591,862
Hess Corp.
	7.300% 08/15/31	3,445,000	3,869,669
KCS Energy, Inc.
	7.125% 04/01/12	420,000	404,250
Marathon Oil Corp.
	6.000% 07/01/12	1,220,000	1,266,053
Nexen, Inc.
	5.875% 03/10/35	3,200,000	3,015,072
OPTI Canada, Inc.
	8.250% 12/15/14(b)	360,000	356,400
Pemex Project Funding Master Trust
	7.875% 02/01/09	972,000	999,142
	9.125% 10/13/10(b)(c)	100,000	110,500
PetroHawk Energy Corp.
	9.125% 07/15/13	230,000	242,075
Petroplus Finance Ltd.
	6.750% 05/01/14(b)	75,000	69,844
	7.000% 05/01/17(b)	75,000	68,625
Pride International, Inc.
	7.375% 07/15/14	265,000	272,288
Qatar Petroleum
	5.579% 05/30/11(b)	816,690	833,393

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Quicksilver Resources, Inc.
	7.125% 04/01/16	315,000	309,488
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(b)	1,035,572	1,033,894
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	640,000	650,355
	5.838% 09/30/27(b)	1,200,000	1,132,812
Talisman Energy, Inc.
	5.850% 02/01/37	1,825,000	1,706,360
	6.250% 02/01/38	1,790,000	1,744,461
Tesoro Corp.
	6.625% 11/01/15	300,000	297,000
United Refining Co.
	10.500% 08/15/12	430,000	434,300
Valero Energy Corp.
	6.625% 06/15/37	6,430,000	6,475,479
	6.875% 04/15/12	1,415,000	1,509,880
Oil & Gas Total			34,319,466
Oil & Gas Services – 0.0%
Seitel, Inc.
	9.750% 02/15/14	215,000	183,288
Oil & Gas Services Total			183,288
Pipelines – 2.5%
Atlas Pipeline Partners LP
	8.125% 12/15/15	285,000	282,150
Dynegy Holdings, Inc.
	7.750% 06/01/19	690,000	636,525
El Paso Corp.
	6.875% 06/15/14	765,000	770,526
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	1,765,000	1,852,361
MarkWest Energy Partners LP
	8.500% 07/15/16	520,000	522,600
ONEOK Partners LP
	6.850% 10/15/37	1,810,000	1,877,580
Plains All American Pipeline LP
	6.650% 01/15/37	5,825,000	5,862,251
TransCanada Pipelines Ltd.
	6.350% 05/15/67(f)	4,175,000	3,913,144
Williams Companies, Inc.
	7.750% 06/15/31	80,000	87,600

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
	8.125% 03/15/12	635,000	691,356
Pipelines Total			16,496,093
ENERGY TOTAL			52,180,697
FINANCIALS – 28.2%
Banks – 9.3%
Barclays Bank PLC
	7.375% 06/15/49(b)(f)	3,900,000	4,037,580
Capital One Financial Corp.
	5.700% 09/15/11	5,250,000	5,071,820
	6.750% 09/15/17	3,415,000	3,275,398
Chinatrust Commercial Bank
	5.625% 12/29/49(b)(f)	825,000	769,492
HSBC Bank USA
	3.875% 09/15/09	3,290,000	3,259,232
HSBC Capital Funding LP
	9.547% 12/31/49(b)(f)	2,700,000	2,951,054
Kreditanstalt fuer Wiederaufbau
	4.875% 01/17/17	4,010,000	4,131,383
Lloyds TSB Group PLC
	6.267% 12/31/49(b)(f)	3,215,000	2,916,616
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	3,625,000	3,629,912
PNC Funding Corp.
	5.125% 12/14/10	1,375,000	1,384,644
	5.625% 02/01/17	1,990,000	1,936,778
Regions Financial Corp.
	4.500% 08/08/08	4,525,000	4,507,421
Regions Financing Trust II
	6.625% 05/15/47(f)	1,115,000	921,417
SunTrust Preferred Capital I
	5.853% 12/31/49(f)	7,000,000	6,177,500
Union Planters Corp.
	4.375% 12/01/10	3,250,000	3,193,515
USB Capital IX
	6.189% 04/15/42(f)	8,405,000	7,606,634
Wachovia Bank N.A.
	6.600% 01/15/38	2,910,000	2,924,608
Wachovia Corp.
	4.375% 06/01/10	1,225,000	1,208,736

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Wells Fargo & Co.
	5.091% 09/15/09(c)(f)	1,800,000	1,787,530
Banks Total			61,691,270
Diversified Financial Services – 12.5%
Air 2 US
	8.027% 10/01/19(b)	585,130	588,056
American Express Centurion Bank
	4.375% 07/30/09	2,980,000	2,966,960
Bear Stearns Companies, Inc.
	5.550% 01/22/17(c)	1,315,000	1,178,520
Capital One Capital IV
	6.745% 02/17/37(f)(g)	5,520,000	4,104,816
CDX North America High Yield
	8.750% 12/29/12(b)	1,800,000	1,775,250
CIT Group, Inc.
	5.850% 09/15/16	3,710,000	3,275,488
Countrywide Home Loan, Inc.
	3.250% 05/21/08	3,355,000	3,031,806
Eaton Vance Corp.
	6.500% 10/02/17	3,605,000	3,782,114
Ford Motor Credit Co.
	7.800% 06/01/12	755,000	661,880
	8.000% 12/15/16	370,000	314,282
Fund American Companies, Inc.
	5.875% 05/15/13	1,557,000	1,560,360
General Electric Capital Corp.
	5.111% 12/15/09(f)	2,410,000	2,401,066
GMAC LLC
	6.875% 09/15/11	855,000	731,447
	8.000% 11/01/31	955,000	801,126
Goldman Sachs Capital II
	5.793% 12/29/49(f)	1,130,000	1,006,067
Goldman Sachs Group, Inc.
	6.250% 09/01/17(c)	2,800,000	2,912,840
	6.750% 10/01/37	5,235,000	5,129,138
Hellas Telecommunications Luxembourg II
	10.993% 01/15/15(b)(f)	245,000	230,912
HSBC Finance Corp.
	5.875% 02/01/09	2,265,000	2,284,139

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
International Lease Finance Corp.
	4.750% 07/01/09	1,505,000	1,494,968
	4.875% 09/01/10	1,025,000	1,021,281
JP Morgan Chase Capital XVII
	5.850% 08/01/35	2,950,000	2,518,211
LaBranche & Co., Inc.
	11.000% 05/15/12	395,000	386,606
LVB Acquisition Merger Sub, Inc.
	11.625% 10/15/17(b)	315,000	310,275
	PIK,
	10.375% 10/15/17(b)	1,010,000	1,007,475
Merrill Lynch & Co., Inc.
	5.700% 05/02/17(g)	25,285,000	24,098,982
	6.050% 08/15/12	670,000	682,861
Morgan Stanley
	5.750% 10/18/16	4,000,000	3,947,068
	5.950% 12/28/17	2,150,000	2,148,467
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	755,000	752,169
PF Export Receivables Master Trust
	3.748% 06/01/13(b)	682,589	673,121
Residential Capital LLC
	7.875% 06/30/10	865,000	553,600
	8.000% 06/01/12	865,000	531,975
SLM Corp.
	5.000% 10/01/13	265,000	232,275
	5.375% 05/15/14	2,290,000	2,035,977
Windsor Financing LLC
	5.881% 07/15/17(b)	2,110,368	2,218,904
Diversified Financial Services Total			83,350,482
Insurance – 1.4%
Asurion Corp.
	11.378% 07/02/15(d)	111,940	108,441
	11.746% 02/28/13(d)	153,060	148,277
Crum & Forster Holdings Corp.
	7.750% 05/01/17	600,000	588,750
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	340,000	289,000
ING Groep NV
	5.775% 12/29/49(f)	3,105,000	2,870,560

16

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Liberty Mutual Group, Inc.
	7.500% 08/15/36(b)	4,010,000	3,912,814
Prudential Financial, Inc.
	4.750% 06/13/15(c)	1,075,000	1,003,920
USI Holdings Corp.
	9.750% 05/15/15(b)	215,000	173,075
Insurance Total			9,094,837
Real Estate – 0.8%
ERP Operating LP
	5.750% 06/15/17	3,285,000	3,128,158
Prudential Property
	6.625% 04/01/09(b)	1,800,000	1,838,830
Realogy Corp.
	10.500% 04/15/14(b)	245,000	183,137
	12.375% 04/15/15(b)(c)	225,000	141,750
Real Estate Total			5,291,875
Real Estate Investment Trusts (REITs) – 2.0%
Health Care Property Investors, Inc.
	6.300% 09/15/16	3,865,000	3,771,699
	7.072% 06/08/15	745,000	770,451
Highwoods Properties, Inc.
	5.850% 03/15/17	830,000	780,945
Hospitality Properties Trust
	5.625% 03/15/17	3,040,000	2,813,173
Host Marriott LP
	6.750% 06/01/16	560,000	551,600
iStar Financial, Inc.
	5.125% 04/01/11	850,000	757,710
	8.750% 08/15/08	1,209,000	1,204,409
Liberty Property LP
	5.500% 12/15/16	2,155,000	2,016,270
Rouse Co. LP/TRC Co-Issuer, Inc.
	6.750% 05/01/13(b)	375,000	348,353
Real Estate Investment Trusts (REITs) Total			13,014,610
Savings & Loans – 2.2%
Washington Mutual Bank
	5.125% 01/15/15	5,515,000	4,671,255
Washington Mutual Preferred Funding
	9.750% 10/29/49(b)(f)	1,200,000	960,000

17

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – (continued)
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(b)(f)	11,800,000	7,285,674
World Savings Bank
	4.500% 06/15/09	1,505,000	1,505,555
Savings & Loans Total			14,422,484
FINANCIALS TOTAL			186,865,558
INDUSTRIALS – 3.4%
Aerospace & Defense – 0.5%
DRS Technologies, Inc.
	6.625% 02/01/16	315,000	311,063
	6.875% 11/01/13	75,000	74,625
L-3 Communications Corp.
	6.375% 10/15/15	370,000	364,450
Raytheon Co.
	5.500% 11/15/12	1,800,000	1,874,149
Systems 2001 Asset Trust
	6.664% 09/15/13(b)	570,302	587,411
Aerospace & Defense Total			3,211,698
Building Materials – 0.0%
NTK Holdings, Inc.
	(e) 03/01/14 (10.750% 09/01/09)	330,000	193,050
Building Materials Total			193,050
Electrical Components & Equipment – 0.1%
Belden CDT, Inc.
	7.000% 03/15/17	480,000	468,000
General Cable Corp.
	7.125% 04/01/17	170,000	166,600
	7.104% 04/01/15(f)	170,000	161,500
Electrical Components & Equipment Total			796,100
Electronics – 0.1%
NXP BV/NXP Funding LLC
	9.500% 10/15/15(c)	350,000	320,688
Electronics Total			320,688
Engineering & Construction – 0.1%
Esco Corp.
	8.625% 12/15/13(b)	270,000	270,000
Engineering & Construction Total			270,000

18

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – 0.3%
Aleris International, Inc.
	10.000% 12/15/16	385,000	311,850
	PIK,
	9.000% 12/15/14(b)	260,000	217,100
Allied Waste North America, Inc.
	7.125% 05/15/16	425,000	421,812
	7.875% 04/15/13	950,000	971,375
Environmental Control Total			1,922,137
Hand / Machine Tools – 0.0%
Baldor Electric Co.
	8.625% 02/15/17	245,000	252,350
Hand / Machine Tools Total			252,350
Machinery-Construction & Mining – 0.1%
Terex Corp.
	8.000% 11/15/17(c)	675,000	683,437
Machinery-Construction & Mining Total			683,437
Machinery-Diversified – 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	295,000	305,325
Manitowoc Co., Inc.
	7.125% 11/01/13	465,000	460,350
Machinery-Diversified Total			765,675
Miscellaneous Manufacturing – 0.3%
American Railcar Industries, Inc.
	7.500% 03/01/14	385,000	363,825
Bombardier, Inc.
	6.300% 05/01/14(b)	610,000	596,275
Koppers Holdings, Inc.
	(e)11/15/14 (9.875% 11/15/09)	385,000	323,400
Trimas Corp.
	9.875% 06/15/12	375,000	365,625
Trinity Industries, Inc.
	6.500% 03/15/14	510,000	501,075
Miscellaneous Manufacturing Total			2,150,200
Packaging & Containers – 0.6%
Berry Plastics Holding Corp.
	10.250% 03/01/16	365,000	319,375
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	1,115,000	1,148,450

19

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Jefferson Smurfit Corp.
	8.250% 10/01/12	600,000	591,000
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	910,000	905,450
	8.250% 05/15/13	425,000	440,937
Solo Cup Co.
	8.500% 02/15/14	325,000	279,500
Packaging & Containers Total			3,684,712
Transportation – 1.2%
BNSF Funding Trust I
	6.613% 12/15/55(f)	1,730,000	1,615,313
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	645,000	627,288
	7.950% 08/15/30	945,000	1,118,697
CHC Helicopter Corp.
	7.375% 05/01/14	385,000	363,825
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	390,000	398,775
PHI, Inc.
	7.125% 04/15/13	315,000	302,400
QDI LLC
	9.000% 11/15/10	245,000	208,250
Ship Finance International Ltd.
	8.500% 12/15/13	420,000	425,775
Stena AB
	7.500% 11/01/13	525,000	517,781
TFM SA de CV
	9.375% 05/01/12	370,000	387,575
Union Pacific Corp.
	6.650% 01/15/11	2,010,000	2,089,564
Transportation Total			8,055,243
INDUSTRIALS TOTAL			22,305,290
TECHNOLOGY – 1.2%
Computers – 0.3%
Ceridian Corp.,
	PIK,
	12.250% 11/15/15(b)	435,000	405,638
First Data Corp. B1
	7.580% 09/24/14(d)	68,838	65,473

20

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
First Data Corp. B1 Tranche Corp.
	7.634% 09/24/14(d)	928,664	883,276
Sungard Data Systems, Inc.
	9.125% 08/15/13	1,035,000	1,053,112
Computers Total			2,407,499
Semiconductors – 0.4%
Flextronics International Ltd.
	7.394% 10/01/14(d)	729,592	711,352
	7.395% 10/01/14(d)	47,194	46,014
	7.455% 10/01/14(d)	223,214	217,634
Freescale Semiconductor, Inc.
	10.125% 12/15/16(c)	780,000	643,500
	PIK,
	9.125% 12/15/14	930,000	790,500
Semiconductors Total			2,409,000
Software – 0.5%
Open Solutions, Inc.
	9.750% 02/01/15(b)	385,000	350,831
Oracle Corp.
	5.000% 01/15/11	3,200,000	3,242,317
Software Total			3,593,148
TECHNOLOGY TOTAL			8,409,647
UTILITIES – 6.7%
Electric – 6.1%
AES Corp.
	7.750% 03/01/14	585,000	589,388
	8.000% 10/15/17(b)	715,000	731,087
Alabama Power Co.
	5.220% 08/25/09(f)	2,540,000	2,539,703
American Electric Power Co., Inc.
	5.250% 06/01/15	1,825,000	1,772,188
CMS Energy Corp.
	6.875% 12/15/15	250,000	252,894
Commonwealth Edison Co.
Electric – (continued)
	5.900% 03/15/36	690,000	646,675
	5.950% 08/15/16	4,015,000	4,073,009
	6.150% 09/15/17	4,500,000	4,637,313
	6.950% 07/15/18	2,710,000	2,740,487
Dynegy Holdings, Inc.
	7.125% 05/15/18	480,000	424,800

21

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Edison Mission Energy
	7.000% 05/15/17	1,090,000	1,070,925
Energy Future Holdings Corp.
	10.875% 11/01/17(b)	610,000	613,050
Exelon Generation Co. LLC
	6.200% 10/01/17	1,000,000	993,829
FPL Energy American Wind LLC
	6.639% 06/20/23(b)	1,143,525	1,187,105
FPL Energy National Wind LLC
	5.608% 03/10/24(b)	203,210	203,269
Intergen NV
	9.000% 06/30/17(b)	865,000	910,412
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	2,700,000	2,798,515
Mirant North America LLC
	7.375% 12/31/13	435,000	436,088
NRG Energy, Inc.
	7.250% 02/01/14	300,000	292,500
	7.375% 02/01/16	400,000	390,000
	7.375% 01/15/17	570,000	555,750
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	320,000	320,800
Oncor Electric Delivery Co.
	7.250% 01/15/33	1,800,000	1,916,577
Pacific Gas & Electric Co.
	6.050% 03/01/34	2,500,000	2,495,845
Progress Energy, Inc.
	7.100% 03/01/11	2,360,000	2,511,498
	7.750% 03/01/31	2,200,000	2,597,124
Southern Power Co.
	6.375% 11/15/36	600,000	585,493
Tenaska Alabama II Partners LP
	6.125% 03/30/23(b)	1,055,597	1,083,982
Texas Competitive Electric Holdings Co.,
	PIK,
	10.500% 11/01/16(b)	1,440,000	1,422,000
Electric Total			40,792,306
Gas – 0.6%
Atmos Energy Corp.
	6.350% 06/15/17	1,585,000	1,609,203

22

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – (continued)
Nakilat, Inc.
	6.067% 12/31/33(b)	1,385,000	1,263,743
Southern California Gas Co.
	5.294% 12/01/09(f)	1,055,000	1,052,405
Gas Total			3,925,351
UTILITIES TOTAL			44,717,657

	Total Corporate Fixed-Income Bonds & Notes (cost of $524,344,349)		503,733,860
Asset-Backed Securities – 8.1%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	2,700,000	2,685,973
Bay View Auto Trust
	4.550% 02/25/14	600,000	599,509
	5.310% 06/25/14	1,110,000	1,101,924
Capital Auto Receivables Asset Trust, 2006-SN1A B
	5.500% 04/20/10(b)	1,250,000	1,260,111
Capital One Auto Finance Trust
	5.078% 12/15/11(f)	2,571,725	2,566,349
Capital One Master Trust
	5.228% 11/15/11(f)	1,000,000	1,000,586
Citibank Credit Card Issuance Trust
	5.650% 09/20/19	2,000,000	2,002,001
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37	3,300,000	3,043,535
	6.080% 06/25/37	4,000,000	3,746,540
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	1,200,000	1,137,675
	5.598% 03/25/36	1,000,000	1,002,661
	5.666% 08/25/35	1,000,000	806,877
Countrywide Asset-Backed Certificates
	4.975% 06/25/21(f)	1,385,995	1,319,039
Ford Credit Auto Owner Trust
	5.470% 09/15/12	4,000,000	3,932,002
	5.680% 06/15/12	1,500,000	1,491,324
	5.690% 11/15/12	3,000,000	2,992,048
GE Capital Credit Card Master Note Trust
	5.038% 06/15/11(f)	1,800,000	1,799,569
GE Equipment Small Ticket LLC
	4.620% 12/22/14(b)	302,566	301,962

23

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
	5.120% 06/22/15(b)	1,157,566	1,161,384
Green Tree Financial Corp.
	6.870% 01/15/29	567,511	597,712
GS Auto Loan Trust
	4.980% 11/15/13	728,878	728,993
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	1,400,000	1,383,985
JPMorgan Auto Receivables Trust
	5.610% 12/15/14(b)	2,330,484	2,319,021
JPMorgan Mortgage Acquisition Corp.
	4.975% 06/25/37(f)	1,800,000	1,625,257
	5.488% 10/25/35	1,550,000	1,544,773
Pinnacle Capital Asset Trust
	5.770% 05/25/10(b)	1,500,000	1,501,823
Residential Asset Mortgage Products, Inc.
	4.120% 06/25/33	350,037	310,342
Residential Funding Mortgage Securities II, Inc.
	5.110% 09/25/35	1,500,000	1,383,986
Santander Drive Auto Receivables Trust
	5.578% 06/15/11(f)	4,000,000	3,993,532
Small Business Administration Participation Certificates
	5.570% 03/01/26	1,087,647	1,118,730
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	2,500,000	2,433,407
WFS Financial Owner Trust
	4.760% 05/17/13	1,200,000	1,179,054

	Total Asset-Backed Securities (cost of $55,394,677)		54,071,684
Government & Agency Obligations – 7.8%
FOREIGN GOVERNMENT OBLIGATIONS – 5.4%
European Investment Bank
	5.125% 05/30/17(c)	4,555,000	4,751,990
Export-Import Bank of Korea
	4.625% 03/16/10	1,550,000	1,548,940
Province of New Brunswick
	5.200% 02/21/17	6,525,000	6,831,688
Province of Nova Scotia
	5.125% 01/26/17	3,000,000	3,125,931

24

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Province of Ontario
	4.950% 06/01/12(c)	90,000	93,277
	5.000% 10/18/11	505,000	521,862
	5.450% 04/27/16(c)	7,000,000	7,434,560
Province of Quebec
	5.000% 03/01/16(c)	3,835,000	3,934,461
	5.125% 11/14/16	3,475,000	3,592,538
State of Qatar
	9.750% 06/15/30(b)	1,650,000	2,512,125
Swedish Export Credit
	5.125% 03/01/17(c)	1,280,000	1,319,642
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			35,667,014
U.S. GOVERNMENT AGENCIES – 0.7%
Federal Home Loan Mortgage Corp.
	5.750% 06/27/16(c)	1,750,000	1,889,696
Federal National Mortgage Association
	6.000% 04/18/36	2,775,000	2,975,746
U.S. GOVERNMENT AGENCIES TOTAL			4,865,442
U.S. GOVERNMENT OBLIGATIONS – 1.7%
U.S. Treasury Bonds
	4.500% 02/15/36(g)	515,000	517,615
	4.750% 02/15/37(c)	6,175,000	6,462,520
	5.000% 05/15/37(c)	15,000	16,349
	7.250% 08/15/22(c)	700,000	908,907
U.S. Treasury Notes
	4.500% 05/15/10(c)	1,860,000	1,922,048
	4.500% 05/15/17(c)(g)(i)	765,000	792,910
	4.750% 08/15/17(g)	810,000	855,499
U.S. GOVERNMENT OBLIGATIONS TOTAL			11,475,848

	Total Government & Agency Obligations (cost of $49,420,147)		52,008,304
Collateralized Mortgage Obligations – 4.5%
AGENCY – 0.2%
Government National Mortgage Association
	4.954% 05/16/31	1,365,000	1,329,676
AGENCY TOTAL			1,329,676
NON - AGENCY – 4.3%
Citicorp Mortgage Securities, Inc.
	5.960% 05/25/37(f)	1,490,335	1,176,154

25

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Citigroup Mortgage Loan Trust, Inc.
	5.795% 11/25/36(f)	3,908,560	3,886,869
Countrywide Alternative Loan Trust
	5.000% 03/25/20	3,545,722	3,495,862
	5.500% 09/25/35	2,127,441	1,632,081
First Horizon Alternative Mortgage Securities
	5.978% 05/25/36(f)	981,183	651,824
Nomura Asset Acceptance Corp.
	4.965% 08/25/36(f)	431,683	431,325
Residential Accredit Loans, Inc.
	5.500% 02/25/35	1,810,518	1,756,196
Sequoia Mortgage Trust
	5.998% 07/20/37(f)	1,470,513	1,451,586
Wachovia Bank Commercial Mortgage Trust
	5.742% 05/15/43(f)	11,425,000	11,804,195
	5.952% 05/15/46(f)	2,000,000	1,953,548
Wachovia Mortgage Loan Trust LLC
	5.416% 05/20/36(f)	497,387	480,574
NON - AGENCY TOTAL			28,720,214
	Total Collateralized Mortgage Obligations (cost of $31,100,366)		30,049,890
Mortgage-Backed Securities – 3.0%
Federal National Mortgage Association
	6.000% 10/01/36	1,685,270	1,711,718
	6.013% 07/01/36(f)	3,248,097	3,284,000
	9.000% 06/01/20	51,756	55,888
	TBA:
	5.500% 12/01/37(h)	12,780,000	12,764,025
	6.500% 12/01/37(h)	1,685,000	1,731,863
Government National Mortgage Association
	10.000% 10/15/17	3,804	4,389
	10.000% 01/15/19	318	368
	10.500% 01/15/16	2,928	3,386
	10.500% 04/15/20	2,116	2,476
	10.500% 05/15/20	6,995	8,186
	11.500% 05/15/13	5,467	6,258
	12.500% 11/15/10	2,885	3,170
	12.500% 10/15/13	1,826	2,061
	12.500% 11/15/13	2,764	3,176

26

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	12.500% 12/15/13	7,268	8,351
	14.000% 08/15/11	1,640	1,888

	Total Mortgage-Backed Securities (cost of $19,413,875)		19,591,203
Municipal Bonds – 0.9%
NEW YORK – 0.8%
NY New York City Municipal Water Finance Authority
	Series 2005 A,
	5.000% 06/15/39	2,500,000	2,578,225
	Series 2005 D,
	5.000% 06/15/38	2,970,000	3,065,011
NEW YORK TOTAL			5,643,236
VIRGINIA – 0.1%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	425,000	368,887
VIRGINIA TOTAL			368,887
	Total Municipal Bonds (cost of $6,014,546)		6,012,123
Convertible Bond – 0.1%
FINANCIALS – 0.1%
Diversified Financial Services – 0.1%
Countrywide Financial Corp.
	1.743% 04/15/37(b)(f)	400,000	311,920
Diversified Financial Services Total			311,920
FINANCIALS TOTAL			311,920

	Total Convertible Bonds (cost of $357,162)		311,920
Common Stock – 0.0%
CONSUMER STAPLES – 0.0%
Food Products – 0.0%
	Reddy Ice Holdings, Inc.	6,700	169,577
Food Products Total			169,577
CONSUMER STAPLES TOTAL			169,577

	Total Common Stocks (cost of $186,830)		169,577

		Shares
Securities Lending Collateral – 5.3%
	State Street Navigator Securities Lending Prime Portfolio (j) (7 day yield of 4.817%)	34,951,360	34,951,360

	Total Securities Lending Collateral (cost of $34,951,360)		34,951,360

27

		Par ($)	Value ($)
Short-Term Obligation – 0.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08 at 2.960%, collateralized by U.S. Government Agency Obligations maturing 10/15/12, market value $5,153,400 (repurchase proceeds $5,051,831)	5,051,000	5,051,000

	Total Short-Term Obligation (cost of $5,051,000)		5,051,000

	Total Investments – 106.4% (cost of $726,234,312)(k)(l)		705,950,921

	Other Assets & Liabilities, Net – (6.4)%		(42,166,153)

	Net Assets – 100.0%		663,784,768

28

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swaps are marked  to market daily based upon quotations from market makers.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s (Funds’) net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid except for the following, amounted to $82,215,378, which represents 12.4% of net assets.

29

	Acquisition
Security	Date	Par/Units	Cost	Value
Countrywide Financial Corp.
1.743% 04/15/37	10/31/07	400,000	357,162	311,920
Washington Mutual Preferred Funding Delaware
6.534% 03/29/49	03/07/06	11,800,000	11,701,473	7,285,674
				7,597,594

(c)	All or a portion of this security was on loan at December 31, 2007. The total market value of securities on loan at December 31, 2007 is $34,479,437.

(d)	Loan participation agreement.

(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(g)	A portion of this security is pledged as collateral for credit default swaps.

(h)	Security purchased on a delayed delivery basis.

(i)	All or a portion of this security is pledged as collateral for open futures contracts. At December 31, 2007, the total market value of securities pledged amounted to $570,066.

(j)	Investment made with cash collateral received from securities lending activity.

(k)	Cost for federal income tax purposes is $726,857,268.

(l)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$7,085,587	$(27,991,934)	$(20,906,347)

At  December 31, 2007, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	515	$58,396,172	$58,305,307	Mar-2008	$90,865
5-Year U.S. Treasury Notes	210	23,159,062	23,034,842	Mar-2008	124,220
2-Year U.S. Treasury Notes	250	52,562,500	52,414,875	Mar-2008	147,625
					$362,710

At December 31, 2007, the Fund held the following open short futures contracts:

					Unrealized
	Number of		Aggregate	Expiration	Appreciation/
Type	Contracts	Value	Face Value	Date	(Depreciation)
10-Year U.S. Treasury Notes	185	$20,977,266	$20,953,045	Mar-2008	$(24,221)
U.S. Treasury Bonds	243	28,279,125	28,485,848	Mar-2008	206,723
					$182,502

At December 31, 2007, the Fund had entered into the following foreign forward currency exchange contract:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Appreciation
EUR	$747,203	$755,895	01/23/08	$8,692

30

At December 31, 2007, the Fund has entered into the following credit default swap contracts:

Swap	Referenced	Buy/Sale	Receive/Pay	Expiration	Notional	Net Unrealized Appreciation
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	(Depreciation)
Morgan Stanley	Ford Motor Co. 7.450% 07/16/31	Sale	3.000%	06/20/09	$500,000	$(20,166)
Merrill Lynch	Washington Mutual, Inc. 5.250% 09/15/17	Sale	4.250%	09/20/12	5,000,000	534,810
Royal Bank of Scotland	Toll Brothers, Inc. 6.875% 11/15/12	Sale	2.300%	12/20/08	5,000,000	(30,350)
Merrill Lynch	Cit Group, Inc.	Sale	2.550%	12/20/08	5,000,000	(128,835)
Morgan Stanley	CDX North America High Yield	Sale	1.830%	12/20/12	2,500,000	(22,941)
Royal Bank of Scotland Greenwich	Bear Stearns Cos. , Inc. 5.300% 10/30/15	Buy	(1.550)%	12/20/17	2,900,000	(29,229)
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	(1.970)%	12/20/12	1,000,000	6,156
Credit Suisse	Capital One Financial Corp. 6.25% 11/15/13	Buy	(3.050)%	12/20/12	3,950,000	(33,899)
Credit Suisse	Washington Mutual, Inc. 5.250% 09/15/17	Buy	(4.050)%	03/20/13	8,120,000	23,840
						$299,386

Acronym	Name
EUR	Euro
PIK	Payment-In-Kind
TBA	To Be Announced

31

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Intermediate Bond Fund

			Par ($)(a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 32.9%
BASIC MATERIALS – 0.6%
Chemicals – 0.2%
Chemtura Corp.
	6.875% 06/01/16		545,000	512,300
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	205,000	302,718
	7.875% 11/15/14		340,000	360,400
Ineos Group Holdings PLC
	8.500% 02/15/16(b)		500,000	445,000
Lubrizol Corp.
	6.500% 10/01/34		2,475,000	2,431,586
MacDermid, Inc.
	9.500% 04/15/17(b)		380,000	357,200
Mosaic Co.
	7.625% 12/01/16(b)		665,000	718,200
NOVA Chemicals Corp.
	6.500% 01/15/12		455,000	426,562
Chemicals Total				5,553,966
Forest Products & Paper – 0.3%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		475,000	352,687
Domtar Corp.
	7.125% 08/15/15		505,000	494,900
Georgia-Pacific Corp.
	8.000% 01/15/24		500,000	465,000
NewPage Corp.
	10.000% 05/01/12(b)		280,000	281,400
	10.000% 05/01/12		280,000	281,400
	12.000% 05/01/13		275,000	283,938
Weyerhaeuser Co.
	7.375% 03/15/32		6,265,000	6,287,209
Forest Products & Paper Total				8,446,534
Metals & Mining – 0.1%
FMG Finance Ltd.
	10.625% 09/01/16(b)		795,000	910,275
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17		1,020,000	1,093,950

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)
Noranda Aluminium Holding Corp.
	PIK,
	10.488% 11/15/14(b)(c)	430,000	365,500
Metals & Mining Total			2,369,725
BASIC MATERIALS TOTAL			16,370,225
COMMUNICATIONS – 3.6%
Media – 1.3%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	470,000	441,800
Cablevision Systems Corp.
	8.000% 04/15/12	455,000	441,350
CanWest MediaWorks LP
	9.250% 08/01/15(b)	550,000	538,313
Charter Communications Holdings I LLC
	9.920% 04/01/14	590,000	345,888
	11.000% 10/01/15	290,000	236,350
Clear Channel Communications, Inc.
	5.500% 12/15/16	920,000	670,348
CMP Susquehanna Corp.
	9.875% 05/15/14(c)	475,000	356,250
Comcast Corp.
	6.300% 11/15/17	6,565,000	6,811,365
	6.950% 08/15/37	3,950,000	4,263,124
CSC Holdings, Inc.
	7.625% 04/01/11	655,000	653,362
	7.625% 07/15/18	295,000	271,031
DirecTV Holdings LLC
	6.375% 06/15/15	595,000	571,200
EchoStar DBS Corp.
	6.625% 10/01/14	725,000	721,375
Idearc, Inc.
	8.000% 11/15/16	525,000	481,688
Lamar Media Corp.
	6.625% 08/15/15	500,000	486,250
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	475,000	453,625
Quebecor Media, Inc.
	7.750% 03/15/16(b)	185,000	177,600
	7.750% 03/15/16	390,000	374,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
R.H. Donnelley Corp.
	8.875% 01/15/16	1,355,000	1,266,925
Reader’s Digest Association, Inc.
	9.000% 02/15/17(b)	510,000	427,125
Time Warner, Inc.
	5.875% 11/15/16	1,835,000	1,823,726
	6.500% 11/15/36	2,630,000	2,559,008
TL Acquisitions, Inc.
	10.500% 01/15/15(b)	635,000	610,394
Univision Communications, Inc.
	PIK,
	9.750% 03/15/15(b)	830,000	756,337
Viacom, Inc.
	5.750% 04/30/11	6,535,000	6,617,197
Media Total			32,356,031
Telecommunication Services – 2.3%
Alltel Wireless
	7.778% 05/15/15(d)	1,000,000	962,361
AT&T, Inc.
	4.950% 01/15/13	11,580,000	11,641,721
	5.625% 06/15/16	7,900,000	7,990,186
Cincinnati Bell, Inc.
	7.000% 02/15/15	530,000	500,850
Citizens Communications Co.
	7.875% 01/15/27	610,000	581,025
Cricket Communications, Inc.
	9.375% 11/01/14	790,000	740,625
Digicel Group Ltd.
	PIK,
	9.125% 01/15/15(b)	887,000	809,387
Hellas Telecommunications Luxembourg II
	10.993% 01/15/15(b)(g)	250,000	235,625
Intelsat Bermuda, Ltd.
	11.250% 06/15/16	830,000	856,975
Intelsat Intermediate Holdings Co., Ltd.
	(e) 02/01/15 (9.250% 02/01/10)	395,000	322,913
Lucent Technologies, Inc.
	6.450% 03/15/29	500,000	413,125
MetroPCS Wireless, Inc.
	9.250% 11/01/14	720,000	676,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Nextel Communications, Inc.
	6.875% 10/31/13	5,235,000	5,157,114
	7.375% 08/01/15(f)	6,310,000	6,212,946
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16(b)	500,000	512,500
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)	280,000	264,600
Qwest Communications International, Inc.
	7.500% 02/15/14	665,000	663,337
Qwest Corp.
	7.500% 06/15/23	515,000	493,113
	8.875% 03/15/12	585,000	625,950
Rural Cellular Corp.
	8.124% 06/01/13(g)	350,000	355,250
	10.661% 11/01/12(g)	450,000	459,000
Sprint Capital Corp.
	8.750% 03/15/32	810,000	913,030
Sprint Nextel Corp.
	6.000% 12/01/16	1,450,000	1,388,800
Syniverse Technologies, Inc.
	7.750% 08/15/13	290,000	279,850
Telefonica Emisiones SAU
	6.221% 07/03/17	2,880,000	2,992,297
	6.421% 06/20/16	4,340,000	4,567,242
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	590,000	603,275
Verizon Communications, Inc.
	5.550% 02/15/16	3,420,000	3,456,703
	6.250% 04/01/37	1,825,000	1,871,514
Virgin Media Finance PLC
	8.750% 04/15/14	520,000	516,100
West Corp.
	11.000% 10/15/16(c)	385,000	382,113
Wind Acquisition Financial SA
	PIK,
	12.459% 12/21/11(d)	758,105	756,210

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Windstream Corp.
	8.625% 08/01/16		515,000	540,750
Telecommunication Services Total				58,743,287
COMMUNICATIONS TOTAL				91,099,318
CONSUMER CYCLICAL – 3.4%
Airlines – 0.2%
Continental Airlines, Inc.
	6.940% 10/15/13		813,857	799,614
	7.461% 04/01/15		5,119,527	4,978,740
Airlines Total				5,778,354
Apparel – 0.0%
Broder Brothers Co.
	11.250% 10/15/10		290,000	223,300
Levi Strauss & Co.
	9.750% 01/15/15		725,000	723,187
Apparel Total				946,487
Auto Manufacturers – 0.1%
Ford Motor Co.
	7.450% 07/16/31		630,000	467,775
General Motors Corp.
	8.375% 07/15/33		1,400,000	1,127,000
Auto Manufacturers Total				1,594,775
Auto Parts & Equipment – 0.1%
ArvinMeritor, Inc.
	8.125% 09/15/15		375,000	324,375
Commercial Vehicle Group, Inc.
	8.000% 07/01/13		435,000	393,675
Goodyear Tire & Rubber Co.
	8.625% 12/01/11		107,000	111,547
	9.000% 07/01/15		344,000	364,640
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(b)	EUR	440,000	553,240
TRW Automotive, Inc.
	7.000% 03/15/14(b)		375,000	345,000
Auto Parts & Equipment Total				2,092,477
Entertainment – 0.1%
Six Flags, Inc.
	9.625% 06/01/14		470,000	346,625
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)		500,000	457,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
WMG Acquisition Corp.
	7.375% 04/15/14	370,000	284,900
WMG Holdings Corp.
	(e) 12/15/14 (9.500% 12/15/09)	485,000	310,400
Entertainment Total			1,399,425
Home Builders – 0.3%
D.R. Horton, Inc.
	5.625% 09/15/14(c)	815,000	684,534
	6.500% 04/15/16	2,205,000	1,913,109
KB Home
	5.875% 01/15/15	345,000	297,563
Lennar Corp.
	6.500% 04/15/16	1,620,000	1,267,441
Toll Brothers Finance Corp.
	5.150% 05/15/15	3,240,000	2,940,170
Home Builders Total			7,102,817
Home Furnishings – 0.0%
Sealy Mattress Co.
	8.250% 06/15/14	475,000	453,625
Home Furnishings Total			453,625
Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	310,000	305,604
Leisure Time Total			305,604
Lodging – 0.4%
Buffalo Thunder Development Authority
	9.375% 12/15/14(b)	240,000	213,600
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	665,000	701,575
Greektown Holdings LLC
	10.750% 12/01/13(b)	675,000	656,438
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	865,000	631,450
Jacobs Entertainment, Inc.
	9.750% 06/15/14	425,000	395,250
Majestic Star LLC
	9.750% 01/15/11	580,000	394,400
Marriott International, Inc.
	5.625% 02/15/13	4,360,000	4,353,586

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Mashantucket Western Pequot Tribe
		8.500% 11/15/15(b)	860,000	864,300
MGM Mirage
		7.500% 06/01/16	710,000	702,900
Pinnacle Entertainment, Inc.
		7.500% 06/15/15(b)	400,000	363,000
Snoqualmie Entertainment Authority
		9.063% 02/01/14(b)(g)	90,000	85,050
		9.125% 02/01/15(b)	90,000	86,850
Station Casinos, Inc.
		6.875% 03/01/16	740,000	540,200
Lodging Total				9,988,599
Retail – 2.2%
AmeriGas Partners LP
		7.125% 05/20/16	315,000	305,550
Asbury Automotive Group, Inc.
		7.625% 03/15/17	365,000	323,025
AutoNation, Inc.
		7.000% 04/15/14	305,000	288,988
CVS Caremark Corp.
		5.298% 01/11/27(b)	5,928,217	5,928,809
CVS Lease Pass Through
		6.036% 12/10/28(b)	5,583,401	5,360,958
Dave & Buster’s, Inc.
		11.250% 03/15/14	415,000	392,175
Dollar General Corp.,
	PIK,
		11.875% 07/15/17(b)(c)	340,000	267,750
Federated Department Stores, Inc.
		6.900% 04/01/29	3,430,000	3,141,341
Federated Retail Holdings, Inc.
		5.350% 03/15/12	1,250,000	1,217,870
Hanesbrands, Inc.
		8.204% 12/15/14(g)	310,000	306,900
Home Depot, Inc.
		5.875% 12/16/36	4,040,000	3,409,360
JC Penney Corp., Inc.
		7.400% 04/01/37(c)	9,870,000	9,798,275
KAR Holdings, Inc.
		10.000% 05/01/15(b)	390,000	348,075

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Landry’s Restaurants, Inc.
	9.500% 12/15/14	385,000	381,150
Limited Brands, Inc.
	6.950% 03/01/33(c)	1,960,000	1,717,299
	7.600% 07/15/37(f)	4,105,000	3,785,771
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	3,185,000	2,999,620
Michaels Stores, Inc.
	11.375% 11/01/16(c)	365,000	334,888
Rite Aid Corp.
	9.375% 12/15/15	700,000	581,000
Starbucks Corp.
	6.250% 08/15/17	5,775,000	5,994,231
United Auto Group, Inc.
	7.750% 12/15/16	395,000	369,325
Wal-Mart Stores, Inc.
	4.125% 02/15/11	3,245,000	3,222,807
	5.250% 09/01/35	5,880,000	5,215,642
Retail Total			55,690,809
Textiles – 0.0%
INVISTA
	9.250% 05/01/12(b)	295,000	305,325
Textiles Total			305,325
CONSUMER CYCLICAL TOTAL			85,658,297
CONSUMER NON-CYCLICAL – 3.1%
Agriculture – 0.0%
Reynolds American, Inc.
	7.625% 06/01/16	385,000	409,254
Agriculture Total			409,254
Beverages – 0.6%
Coca-Cola Enterprises, Inc.
	4.375% 09/15/09(c)	10,000,000	10,000,920
Constellation Brands, Inc.
	8.125% 01/15/12	335,000	335,837
Cott Beverages, Inc.
	8.000% 12/15/11	240,000	223,200
SABMiller PLC
	6.200% 07/01/11(b)	4,860,000	5,084,338
Beverages Total			15,644,295

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – (continued)
Biotechnology – 0.2%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	390,000	393,900
Genentech, Inc.
	4.400% 07/15/10	4,200,000	4,226,233
Biotechnology Total			4,620,133
Commercial Services – 0.2%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	280,000	270,200
Ashtead Capital, Inc.
	9.000% 08/15/16(b)	1,000,000	885,000
Corrections Corp. of America
	6.250% 03/15/13	440,000	433,400
GEO Group, Inc.
	8.250% 07/15/13	605,000	611,050
Hertz Corp.
	8.875% 01/01/14	325,000	329,469
Iron Mountain, Inc.
	7.750% 01/15/15	450,000	457,875
Quebecor World Capital Corp.
	8.750% 03/15/16(b)	450,000	331,312
Quebecor World, Inc.
	9.750% 01/15/15(b)	110,000	82,637
Rental Service Corp.
	9.500% 12/01/14	610,000	545,950
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	570,000	588,058
Service Corp. International
	6.750% 04/01/16	320,000	308,000
Commercial Services Total			4,842,951

Consumer Services – 0.0%
First Data Corp. B1 Tranche Corp.
	7.580% 09/24/14(d)	68,838	65,473
	7.634% 09/24/14(d)	928,662	883,274
Consumer Services Total			948,747
Cosmetics/Personal Care – 0.0%
DEL Laboratories, Inc.
	8.000% 02/01/12	415,000	431,600

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – (continued)
Elizabeth Arden, Inc.
		7.750% 01/15/14	460,000	450,800
		Cosmetics/Personal Care Total		882,400
Food – 0.8%
ConAgra Foods, Inc.
		7.000% 10/01/28	9,510,000	10,091,004
Dean Foods Co.
		7.000% 06/01/16	310,000	275,900
Dole Food Co., Inc.
		8.625% 05/01/09	375,000	361,875
Kraft Foods, Inc.
		6.500% 08/11/17	6,380,000	6,600,403
Kroger Co.
		8.000% 09/15/29(c)	1,865,000	2,166,013
Pinnacle Foods Finance LLC
		9.250% 04/01/15(b)	480,000	438,000
Reddy Ice Holdings, Inc.
		(e) 11/01/12 (10.500% 11/01/08)	340,000	321,300
Smithfield Foods, Inc.
		7.750% 07/01/17	420,000	406,350
Food Total				20,660,845
Healthcare Services – 0.5%
Community Health Systems, Inc.
		8.875% 07/15/15	510,000	519,563
DaVita, Inc.
		7.250% 03/15/15	520,000	521,300
HCA, Inc.
		9.250% 11/15/16	430,000	451,500
	PIK,
		9.625% 11/15/16	510,000	539,325
Tenet Healthcare Corp.
		9.875% 07/01/14	665,000	633,413
U.S. Oncology Holdings, Inc.
	PIK,
		10.759% 03/15/12(g)	375,000	311,250
UnitedHealth Group, Inc.
		3.300% 01/30/08	8,250,000	8,242,492
Healthcare Services Total				11,218,843

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.4%
American Greetings Corp.
	7.375% 06/01/16	460,000	447,350
Amscan Holdings, Inc.
	8.750% 05/01/14	540,000	491,400
Clorox Co.
	5.950% 10/15/17	2,220,000	2,211,599
Fortune Brands, Inc.
	5.125% 01/15/11(c)	5,215,000	5,204,419
Jarden Corp.
	7.500% 05/01/17	565,000	485,900
Jostens IH Corp.
	7.625% 10/01/12	375,000	376,875
Household Products/Wares Total			9,217,543
Pharmaceuticals – 0.4%
Elan Finance PLC
	8.875% 12/01/13	730,000	719,050
Mylan Laboratories, Inc.
	8.488% 10/02/14(d)(h)	500,000	495,000
NBTY, Inc.
	7.125% 10/01/15	275,000	267,437
Omnicare, Inc.
	6.750% 12/15/13	375,000	352,500
Warner Chilcott Corp.
	8.750% 02/01/15	500,000	515,000
Wyeth
	5.500% 02/01/14	1,640,000	1,665,691
	5.500% 02/15/16	5,985,000	6,082,454
Pharmaceuticals Total			10,097,132
CONSUMER NON-CYCLICAL TOTAL			78,542,143
ENERGY – 3.2%
Coal – 0.0%
Arch Western Finance LLC
	6.750% 07/01/13	455,000	441,350
Coal Total			441,350
Energy-Alternate Sources – 0.0%
VeraSun Energy Corp.
	9.375% 06/01/17(b)	450,000	392,625
Energy-Alternate Sources Total			392,625
Oil & Gas – 2.0%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	4,785,000	4,675,280

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Chesapeake Energy Corp.
	6.375% 06/15/15	200,000	193,500
	7.500% 06/15/14	435,000	442,612
Cimarex Energy Co.
	7.125% 05/01/17	365,000	358,613
Compton Petroleum Corp.
	7.625% 12/01/13	425,000	395,250
Gazprom International SA
	7.201% 02/01/20	294,581	300,841
	7.201% 02/01/20(b)	5,438,424	5,553,990
Hess Corp.
	7.300% 08/15/31	3,180,000	3,572,002
KCS Energy, Inc.
	7.125% 04/01/12	370,000	356,125
Nexen, Inc.
	5.875% 03/10/35	7,210,000	6,793,334
OPTI Canada, Inc.
	8.250% 12/15/14(b)	420,000	415,800
PetroHawk Energy Corp.
	9.125% 07/15/13	310,000	326,275
Qatar Petroleum
	5.579% 05/30/11(b)	1,909,499	1,948,553
Quicksilver Resources, Inc.
	7.125% 04/01/16	390,000	383,175
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(b)	3,492,000	3,486,343
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	2,230,000	2,266,081
Talisman Energy, Inc.
	5.850% 02/01/37(c)	4,150,000	3,880,217
Tesoro Corp.
	6.625% 11/01/15	350,000	346,500
United Refining Co.
	10.500% 08/15/12	435,000	439,350
Valero Energy Corp.
	6.625% 06/15/37	7,850,000	7,905,523

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	6.875% 04/15/12	5,425,000	5,788,763
Oil & Gas Total			49,828,127
Oil & Gas Services – 0.0%
Seitel, Inc.
	9.750% 02/15/14	275,000	234,438
Oil & Gas Services Total			234,438
Oil Refining & Marketing – 0.0%
Petroplus Finance Ltd.
	6.750% 05/01/14(b)	85,000	79,156
	7.000% 05/01/17(b)	85,000	77,775
Oil Refining & Marketing Total			156,931
Pipelines – 1.2%
Atlas Pipeline Partners LP
	8.125% 12/15/15	370,000	366,300
El Paso Corp.
	6.875% 06/15/14	600,000	604,334
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	3,945,000	4,140,262
MarkWest Energy Partners LP
	8.500% 07/15/16	480,000	482,400
ONEOK Partners LP
	6.850% 10/15/37	3,675,000	3,812,213
Plains All American Pipeline LP
	6.650% 01/15/37	9,440,000	9,500,369
TransCanada Pipelines Ltd.
	6.350% 05/15/67(g)	10,970,000	10,281,962
Williams Companies, Inc.
	7.750% 06/15/31	105,000	114,975
	8.125% 03/15/12	405,000	440,944
Pipelines Total			29,743,759
ENERGY TOTAL			80,797,230
FINANCIALS – 12.8%
Banks – 3.7%
Barclays Bank PLC
	7.375% 06/15/49(b)(g)	7,500,000	7,764,578
Chinatrust Commercial Bank
	5.625% 12/29/49(b)(g)	2,350,000	2,191,887

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
HSBC Bank USA
	3.875% 09/15/09	12,810,000	12,690,201
HSBC Capital Funding LP
	9.547% 12/31/49(b)(g)	10,500,000	11,476,322
Lloyds TSB Group PLC
	6.267% 12/31/49(b)(g)	5,905,000	5,356,957
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	8,380,000	8,391,355
PNC Funding Corp.
	5.125% 12/14/10	3,315,000	3,338,251
	5.625% 02/01/17	3,695,000	3,596,177
Regions Financial Corp.
	4.500% 08/08/08	4,465,000	4,447,653
Regions Financing Trust II
	6.625% 05/15/47(g)	2,480,000	2,049,430
Union Planters Corp.
	4.375% 12/01/10	7,720,000	7,585,826
USB Capital IX
	6.189% 04/15/42(g)	8,745,000	7,914,339
Wachovia Bank N.A.
	6.600% 01/15/38	4,570,000	4,592,941
Wachovia Corp.
	5.625% 12/15/08	3,555,000	3,548,093
Wells Fargo & Co.
	5.300% 08/26/11	8,665,000	8,841,402
Banks Total			93,785,412
Diversified Financial Services – 5.8%
American Express Centurion Bank
	4.375% 07/30/09	2,990,000	2,976,916
Bear Stearns Companies, Inc.
	5.550% 01/22/17(c)	2,775,000	2,486,991
Capital One Financial Corp.
	5.700% 09/15/11	11,340,000	10,955,132
	6.750% 09/15/17	1,250,000	1,198,901
Capital One Capital IV
	6.745% 02/17/37(g)(f)	5,405,000	4,019,299

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
CIT Group, Inc.
	5.850% 09/15/16		3,610,000	3,187,200
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(b)		12,075,000	13,892,408
Countrywide Home Loan, Inc.
	3.250% 05/21/08(c)		7,273,000	6,572,377
Eaton Vance Corp.
	6.500% 10/02/17		7,845,000	8,230,425
Ford Motor Credit Co.
	5.700% 01/15/10		2,000,000	1,801,956
	5.800% 01/12/09		4,650,000	4,413,757
	7.800% 06/01/12(f)		780,000	683,796
	8.000% 12/15/16		390,000	331,270
	9.750% 09/15/10		3,962,000	3,780,548
Fund American Companies, Inc.
	5.875% 05/15/13		4,535,000	4,544,787
General Electric Capital Corp.
	1.032% 01/15/10(g)	JPY	1,200,000,000	10,741,856
GMAC LLC
	6.875% 09/15/11		870,000	744,280
	8.000% 11/01/31(f)		1,080,000	905,985
Goldman Sachs Capital II
	5.793% 12/29/49(g)		1,825,000	1,624,843
Goldman Sachs Group, Inc.
	6.250% 09/01/17		6,595,000	6,860,778
	6.750% 10/01/37		9,960,000	9,758,589
HSBC Finance Corp.
	5.875% 02/01/09		2,193,000	2,211,531
International Lease Finance Corp.
	4.750% 07/01/09		1,485,000	1,475,101
	4.875% 09/01/10		3,130,000	3,118,644
JP Morgan Chase Capital XVII
	5.850% 08/01/35		6,550,000	5,591,283
JPMorgan Chase & Co.
	5.375% 10/01/12		765,000	778,609
LaBranche & Co., Inc.
	11.000% 05/15/12		405,000	396,394
LVB Acquisition Merger Sub, Inc.
	11.625% 10/15/17(b)		320,000	315,200
PIK,
	10.375% 10/15/17(b)		930,000	927,675

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Merrill Lynch & Co., Inc.
	5.700% 05/02/17(c)(f)	9,940,000	9,473,754
	6.050% 08/15/12	1,500,000	1,528,793
Morgan Stanley
	5.750% 10/18/16	5,500,000	5,427,219
	5.950% 12/28/17	6,300,000	6,295,508
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	745,000	742,206
PF Export Receivables Master Trust
	3.748% 06/01/13(b)	2,137,200	2,107,557
Residential Capital LLC
	7.875% 06/30/10	1,955,000	1,251,200
	8.000% 06/01/12	1,885,000	1,159,275
SLM Corp.
	5.000% 10/01/13	750,000	657,381
	5.375% 05/15/14	5,040,000	4,480,928
Diversified Financial Services Total			147,650,352
Insurance – 1.1%
Asurion Corp.
	11.746% 07/02/15(d)	181,940	176,254
	11.828% 07/02/15(d)	133,060	128,902
Berkshire Hathaway Finance Corp.
	4.850% 01/15/15	5,000,000	5,007,410
Crum & Forster Holdings Corp.
	7.750% 05/01/17	555,000	544,594
Hartford Life Global Funding Trusts
	5.161% 09/15/09(g)	5,825,000	5,817,445
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	250,000	212,500
ING Groep NV
	5.775% 12/29/49(g)	6,395,000	5,912,152
Liberty Mutual Group, Inc.
	7.500% 08/15/36(b)	6,805,000	6,640,074
Prudential Financial, Inc.
	4.750% 06/13/15(c)	3,210,000	2,997,752
USI Holdings Corp.
	9.750% 05/15/15(b)	280,000	225,400
Insurance Total			27,662,483

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate – 0.3%
ERP Operating LP
	5.750% 06/15/17	7,260,000	6,913,371
Realogy Corp.
	10.500% 04/15/14(b)	295,000	220,513
	12.375% 04/15/15(b)(c)	295,000	185,850
Real Estate Total			7,319,734
Real Estate Investment Trusts (REITs) – 1.1%
Health Care Property Investors, Inc.
	5.625% 05/01/17	3,765,000	3,454,632
	6.300% 09/15/16	4,000,000	3,903,440
	7.072% 06/08/15	2,530,000	2,616,430
Highwoods Properties, Inc.
	5.850% 03/15/17	2,005,000	1,886,500
Hospitality Properties Trust
	5.625% 03/15/17	5,740,000	5,311,716
Host Marriott LP
	6.750% 06/01/16	400,000	394,000
iStar Financial, Inc.
	5.125% 04/01/11	2,400,000	2,139,415
	8.750% 08/15/08	3,000,000	2,988,609
Liberty Property LP
	5.500% 12/15/16	5,075,000	4,748,292
Rouse Co. LP
	6.750% 05/01/13(b)	450,000	418,024
Real Estate Investment Trusts (REITs) Total			27,861,058
Savings & Loans – 0.8%
Washington Mutual Bank
	5.125% 01/15/15	7,500,000	6,352,567
Washington Mutual Preferred Funding
	9.750% 10/29/49(b)(g)	2,200,000	1,760,000
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(b)(g)	18,700,000	11,545,941
World Savings Bank
	4.500% 06/15/09	1,485,000	1,485,548
Savings & Loans Total			21,144,056
FINANCIALS TOTAL			325,423,095

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – 1.8%
Aerospace & Defense – 0.2%
DRS Technologies, Inc.
	6.625% 02/01/16	360,000	355,500
L-3 Communications Corp.
	6.375% 10/15/15	360,000	354,600
Raytheon Co.
	7.200% 08/15/27	1,730,000	1,986,436
Systems 2001 Asset Trust
	6.664% 09/15/13(b)	1,785,627	1,839,196
Aerospace & Defense Total			4,535,732
Air Transportation – 0.1%
Air 2 US
	8.027% 10/01/19(b)	2,747,200	2,760,936
Air Transportation Total			2,760,936
Building Materials – 0.0%
NTK Holdings, Inc.
	(e) 03/01/14 (10.750% 09/01/09)	425,000	248,625
Building Materials Total			248,625
Electrical Components & Equipment – 0.0%
Belden CDT, Inc.
	7.000% 03/15/17	530,000	516,750
General Cable Corp.
	7.104% 04/01/15(g)	220,000	209,000
	7.125% 04/01/17(c)	220,000	215,600
Electrical Components & Equipment Total			941,350
Engineering & Construction – 0.0%
Esco Corp.
	8.625% 12/15/13(b)	235,000	235,000
Engineering & Construction Total			235,000
Environmental Control – 0.1%
Aleris International, Inc.
PIK,
	9.000% 12/15/14	315,000	263,025
	10.000% 12/15/16	535,000	433,350
Allied Waste North America, Inc.
	7.125% 05/15/16	550,000	545,875
Environmental Control Total			1,242,250
Hand / Machine Tools – 0.0%
Baldor Electric Co.
	8.625% 02/15/17	315,000	324,450
Hand / Machine Tools Total			324,450

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Construction & Mining – 0.0%
Terex Corp.
	8.000% 11/15/17(c)	635,000	642,938
Machinery-Construction & Mining Total			642,938
Machinery-Diversified – 0.0%
Columbus McKinnon Corp.
	8.875% 11/01/13	370,000	382,950
Manitowoc Co., Inc.
	7.125% 11/01/13	490,000	485,100
Machinery-Diversified Total			868,050
Miscellaneous Manufacturing – 0.1%
American Railcar Industries, Inc.
	7.500% 03/01/14	370,000	349,650
Bombardier, Inc.
	6.300% 05/01/14(b)	435,000	425,213
Koppers Holdings, Inc.
	(e) 11/15/14 (9.875% 11/15/09)	340,000	285,600
Trimas Corp.
	9.875% 06/15/12	375,000	365,625
Trinity Industries, Inc.
	6.500% 03/15/14	475,000	466,687
Miscellaneous Manufacturing Total			1,892,775
Packaging & Containers – 0.1%
Berry Plastics Holding Corp.
	10.250% 03/01/16	470,000	411,250
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	695,000	715,850
Jefferson Smurfit Corp.
	8.250% 10/01/12	585,000	576,225
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	590,000	587,050
Owens-Illinois, Inc.
	7.500% 05/15/10	390,000	394,875
Solo Cup Co.
	8.500% 02/15/14	335,000	288,100
Packaging & Containers Total			2,973,350
Transportation – 1.2%
BNSF Funding Trust I
	6.613% 12/15/55(g)	4,401,000	4,109,245

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Burlington Northern Santa Fe Corp.
		6.200% 08/15/36	1,440,000	1,400,456
		7.125% 12/15/10	3,900,000	4,136,652
		7.950% 08/15/30	2,375,000	2,811,539
Navios Maritime Holdings, Inc.
		9.500% 12/15/14	395,000	403,888
Norfolk Southern Corp.
		6.200% 04/15/09	10,000,000	10,210,660
PHI, Inc.
		7.125% 04/15/13	420,000	403,200
QDI LLC
		9.000% 11/15/10	315,000	267,750
Ship Finance International Ltd.
		8.500% 12/15/13	370,000	375,088
Stena AB
		7.500% 11/01/13	615,000	606,544
TFM SA de CV
		9.375% 05/01/12	475,000	497,562
Union Pacific Corp.
		6.650% 01/15/11	4,595,000	4,776,888
Transportation Total				29,999,472
INDUSTRIALS TOTAL				46,664,928
TECHNOLOGY – 0.4%
Computers – 0.1%
Ceridian Corp.,
	PIK,
		12.250% 11/15/15(b)	455,000	424,288
Sungard Data Systems, Inc.
		9.125% 08/15/13	655,000	666,462
Computers Total				1,090,750
Semiconductors – 0.1%
Flextronics International Ltd.
		7.394% 10/01/14(d)	729,592	711,352
		7.395% 10/01/14(d)	47,194	46,014
		7.455% 10/01/14(d)	223,214	217,634
Freescale Semiconductor, Inc.
	PIK,
		9.125% 12/15/14	355,000	301,750
		10.125% 12/15/16(c)	985,000	812,625

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
NXP BV/NXP Funding LLC
	7.875% 10/15/14	500,000	475,000
Semiconductors Total			2,564,375
Software – 0.2%
Open Solutions, Inc.
	9.750% 02/01/15(b)	390,000	355,388
Oracle Corp. and Ozark Holding, Inc.
	5.000% 01/15/11	6,210,000	6,292,121
Software Total			6,647,509
TECHNOLOGY TOTAL			10,302,634
UTILITIES – 4.0%
Electric – 3.5%
AES Corp.
	7.750% 03/01/14	550,000	554,125
	8.000% 10/15/17(b)	180,000	184,050
American Electric Power Co., Inc.
	5.250% 06/01/15(c)	7,973,000	7,742,277
CMS Energy Corp.
	6.875% 12/15/15	480,000	485,556
Commonwealth Edison Co.
	5.900% 03/15/36	4,565,000	4,278,364
	5.950% 08/15/16	8,895,000	9,023,515
	6.950% 07/15/18	6,020,000	6,087,725
Duke Energy Carolinas LLC
	4.200% 10/01/08	8,350,000	8,297,520
Edison Mission Energy
	7.000% 05/15/17	620,000	609,150
Energy Future Holdings Corp.
	10.875% 11/01/17(b)	650,000	653,250
Exelon Generation Co. LLC
	6.200% 10/01/17	2,120,000	2,106,917
FPL Energy American Wind LLC
	6.639% 06/20/23(b)	3,529,586	3,664,099
FPL Energy National Wind LLC
	5.608% 03/10/24(b)	694,736	694,937
Intergen NV
	9.000% 06/30/17(b)	835,000	878,838
MidAmerican Energy Holdings Co.
	3.500% 05/15/08	5,310,000	5,275,113
	5.875% 10/01/12	5,500,000	5,700,679

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
NRG Energy, Inc.
		7.375% 02/01/16	245,000	238,875
		7.375% 01/15/17	675,000	658,125
Oglethorpe Power Corp.
		6.974% 06/30/11	1,297,000	1,351,824
Pacific Gas & Electric Co.
		6.050% 03/01/34	4,625,000	4,617,313
Pepco Holdings, Inc.
		5.749% 06/01/10(g)	5,000,000	4,987,755
Progress Energy, Inc.
		7.100% 03/01/11	5,196,000	5,529,552
		7.750% 03/01/31(c)	4,840,000	5,713,673
Southern California Edison Co.
		5.000% 01/15/16(c)	4,500,000	4,397,036
Southern Power Co.
		6.375% 11/15/36	1,385,000	1,351,512
Tenaska Alabama II Partners LP
		6.125% 03/30/23(b)	3,115,169	3,198,936
Texas Competitive Electric Holdings Co.,
	PIK,
		10.500% 11/01/16(b)	1,445,000	1,426,938
Electric Total				89,707,654
Gas – 0.4%
Atmos Energy Corp.
		6.350% 06/15/17	4,065,000	4,127,072
Nakilat, Inc.
		6.067% 12/31/33(b)	3,300,000	3,011,085
Southern California Gas Co.
		5.294% 12/01/09(g)	3,390,000	3,381,661
Gas Total				10,519,818
Independent Power Producers – 0.1%
Dynegy Holdings, Inc.
		7.125% 05/15/18	615,000	544,275

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Independent Power Producers – (continued)
NSG Holdings LLC
		7.750% 12/15/25(b)	415,000	416,038
Independent Power Producers Total				960,313
UTILITIES TOTAL				101,187,785

		Total Corporate Fixed-Income Bonds & Notes (cost of $856,257,332)		836,045,655
Mortgage-Backed Securities – 22.2%
Federal Home Loan Mortgage Corp.
		6.044% 04/01/37(g)	29,556,216	29,953,417
		6.170% 10/01/37(g)	19,698,128	20,021,452
		12.000% 07/01/20	113,485	124,148
	TBA,
		6.500% 01/01/38(h)	100,000,000	102,781,200
Federal National Mortgage Association
		5.000% 02/01/36	49,683,090	48,504,232
		5.500% 02/01/37	24,891,138	24,863,089
		6.000% 04/01/09	247,616	250,087
		6.000% 01/01/14	303,168	310,814
		6.000% 01/01/24	141,449	144,563
		6.000% 03/01/24	139,850	143,066
		6.000% 09/01/36	15,663,459	15,909,275
		6.000% 02/01/37	26,866,190	27,287,818
		6.013% 07/01/36(g)	8,120,243	8,210,001
		6.017% 10/01/37(g)	17,876,802	18,080,479
		6.127% 09/01/37(g)	9,792,348	9,847,812
		6.500% 10/01/28	724,299	750,732
		6.500% 12/01/31	827,437	855,639
	TBA:
		5.500% 01/01/38(h)	219,000,000	218,726,250
		6.000% 01/01/38(h)	21,500,000	21,829,208
		6.500% 01/01/38(h)	15,924,000	16,366,878
Government National Mortgage Association
		5.625% 07/20/25(g)	70,001	70,386
		8.000% 05/15/08	835	845
		8.000% 06/15/08	9,417	9,539
		8.000% 07/15/08	1,146	1,161
		9.000% 06/15/16	2,555	2,750
		9.000% 08/15/16	2,536	2,730
		9.000% 10/15/16	5,072	5,460

		Total Mortgage-Backed Securities (cost of $560,121,699)		565,053,031

			Par ($)	Value ($)
Government & Agency Obligations – 21.3%
FOREIGN GOVERNMENT OBLIGATIONS – 5.0%
European Investment Bank
	0.750% 09/21/11(g)	JPY	1,500,000,000	13,425,856
	5.125% 05/30/17(c)		10,060,000	10,495,065
Export-Import Bank of Korea
	4.625% 03/16/10(c)		4,700,000	4,696,785
Hydro Quebec
	8.500% 12/01/29		5,200,000	7,391,254
International Bank for Reconstruction & Development
	2.000% 02/18/08	JPY	1,190,000,000	10,664,015
Kreditanstalt fuer Wiederaufbau
	4.875% 01/17/17		7,760,000	7,994,895
Pemex Project Funding Master Trust
	7.875% 02/01/09		4,862,000	4,997,766
Province of New Brunswick
	5.200% 02/21/17		12,470,000	13,056,115
Province of Nova Scotia
	5.125% 01/26/17		12,670,000	13,201,849
Province of Ontario
	4.950% 06/01/12		11,765,000	12,193,434
	5.000% 10/18/11		750,000	775,042
Province of Quebec
	5.000% 07/17/09(c)		5,500,000	5,585,085
	5.000% 03/01/16		11,705,000	12,008,569
	5.125% 11/14/16		1,780,000	1,840,207
State of Qatar
	9.750% 06/15/30(b)		3,350,000	5,100,375
Swedish Export Credit
	5.125% 03/01/17		4,185,000	4,314,609
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				127,740,921
U.S. GOVERNMENT AGENCIES – 0.2%
Federal Home Loan Mortgage Corp.
	5.750% 06/27/16(c)		5,250,000	5,669,087
U.S. GOVERNMENT AGENCIES TOTAL				5,669,087

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – 16.1%
U.S. Treasury Bonds
	4.500% 02/15/36(f)	990,000	995,027
	4.750% 02/15/37(c)	9,005,000	9,424,291
	5.000% 05/15/37(c)	25,310,000	27,585,926
U.S. Treasury Notes
	3.375% 11/30/12(c)	8,650,000	8,620,945
	3.875% 10/31/12(c)	14,000,000	14,274,526
	4.250% 09/30/12(c)	3,145,000	3,255,320
	4.250% 11/15/17(c)	77,015,000	78,356,755
	4.375% 12/15/10(c)(i)	35,240,000	36,550,505
	4.500% 05/15/10(c)	1,935,000	1,999,550
	4.500% 11/15/10(c)	2,365,000	2,459,046
	4.500% 05/15/17(c)(f)	19,520,000	20,232,168
	4.625% 02/29/12(c)	54,120,000	56,792,175
	4.625% 07/31/12(c)	111,665,000	117,248,250
U.S. Treasury Strip Principal
	(j) 05/15/18(c)	46,000,000	29,318,744
U.S. GOVERNMENT OBLIGATIONS TOTAL			407,113,228

	Total Government & Agency Obligations (cost of $522,265,201)		540,523,236
Asset-Backed Securities – 18.2%
ACE Securities Corp.
	4.995% 05/25/36(g)	5,168,000	5,003,655
Bank One Issuance Trust
	5.148% 09/15/10(g)	30,000,000	30,001,995
Bay View Auto Trust
	5.310% 06/25/14	3,500,000	3,474,534
Capital Auto Receivables Asset Trust
	5.310% 06/15/12	9,000,000	8,806,482
	5.500% 04/20/10(b)	4,400,000	4,435,590
Capital One Auto Finance Trust
	5.078% 12/15/11(g)	40,290,361	40,206,142
Capital One Master Trust
	5.228% 11/15/11(g)	44,000,000	44,025,784
Carmax Auto Owner Trust
	4.730% 09/17/12	2,900,000	2,840,619
Chase Credit Card Master Trust
	5.138% 07/15/10(g)	30,000,000	30,009,081
	5.138% 02/15/11(g)	15,000,000	14,996,724
Cigna CBO Ltd.
	6.460% 11/15/08(b)	1,429,349	1,420,639

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Citibank Credit Card Issuance Trust
	5.650% 09/20/19(g)	8,000,000	8,008,006
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37	11,000,000	10,145,117
	6.080% 06/25/37	11,000,000	10,302,985
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	3,775,000	3,578,937
	5.598% 03/25/36	2,850,000	2,857,584
	5.666% 08/25/35	2,330,000	1,880,022
Countrywide Asset-Backed Certificates
	4.975% 06/25/21(g)	2,969,990	2,826,513
	5.813% 05/25/37(g)	8,500,000	7,847,019
Credit-Based Asset Servicing and Securitization
	5.545% 11/25/35	2,950,000	2,850,225
Discover Card Master Trust I
	5.048% 05/15/11(g)	40,000,000	39,810,488
Ford Credit Auto Owner Trust
	5.358% 06/15/10(g)	7,000,000	6,992,040
	5.680% 06/15/12	5,422,000	5,390,638
	5.690% 11/15/12	6,000,000	5,984,096
Ford Credit Floorplan Master Owner Trust
	5.178% 05/15/10(g)	20,000,000	19,986,326
Fremont Home Loan Trust
	4.975% 02/25/36(g)	11,768,000	11,453,771
GE Capital Credit Card Master Note Trust
	5.038% 06/15/11(g)	18,200,000	18,195,639
GE Equipment Small Ticket LLC
	4.620% 12/22/14(b)	1,988,289	1,984,321
	5.120% 06/22/15(b)	4,630,263	4,645,537
Green Tree Financial Corp.
	6.870% 01/15/29	1,594,132	1,678,967
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	4,600,000	4,547,380
HFC Home Equity Loan Asset Backed Certificates
	5.749% 11/20/36(g)	13,018,944	12,961,054
JPMorgan Auto Receivables Trust
	5.610% 12/15/14(b)	5,554,319	5,527,000
JPMorgan Mortgage Acquisition Corp.
	4.975% 06/25/37(g)	10,200,000	9,209,791
	5.488% 10/25/35(g)	5,000,000	4,983,140

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Merrill Lynch Mortgage Investors, Inc.
	5.015% 05/25/37(g)	2,581,421	1,476,135
Nomura Home Equity Loan, Inc.
	4.985% 03/25/36(g)	3,000,000	2,933,829
Origen Manufactured Housing
	3.790% 12/15/17	1,248,045	1,238,349
Pinnacle Capital Asset Trust
	5.770% 05/25/10(b)	5,200,000	5,206,320
Renaissance Home Equity Loan Trust
	4.935% 01/25/37(g)	5,160,652	5,045,574
	5.355% 11/25/35	4,750,000	3,869,457
	5.565% 02/25/36	6,000,000	5,948,840
Residential Funding Mortgage Securities II, Inc.
	5.110% 09/25/35	5,000,000	4,613,288
Santander Drive Auto Receivables Trust
	5.578% 06/15/11(g)	6,000,000	5,990,297
Small Business Administration Participation Certificates
	4.570% 06/01/25	3,704,334	3,573,108
	5.390% 12/01/25	948,862	968,260
	5.570% 03/01/26	3,753,540	3,860,810
	5.780% 08/01/27	6,000,000	6,215,504
Superior Wholesale Inventory Financing Trust
	5.208% 06/15/10(g)	10,000,000	9,957,277
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	8,000,000	7,786,902
WFS Financial Owner Trust
	4.760% 05/17/13	4,000,000	3,930,178

	Total Asset-Backed Securities (cost of $469,105,155)		461,481,969
Collateralized Mortgage Obligations – 7.9%
AGENCY – 1.0%
Federal Home Loan Mortgage Corp.
	4.000% 03/15/19	7,075,000	6,624,061
	5.000% 03/15/28	15,000,000	15,111,456
Federal National Mortgage Association
	9.250% 03/25/18	99,251	108,314

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
Government National Mortgage Association
	4.954% 05/16/31	4,300,000	4,188,722
AGENCY TOTAL			26,032,553
NON - AGENCY – 6.9%
American Home Mortgage Investment Trust
	4.975% 06/25/36(g)	5,224,673	5,217,919
American Mortgage Trust
	8.445% 09/27/22	10,815	6,578
Citicorp Mortgage Securities, Inc.
	6.000% 07/25/37	18,935,051	19,000,321
	6.000% 09/25/37	29,610,816	29,518,282
Citigroup Mortgage Loan Trust, Inc.
	5.795% 11/25/36(g)	16,388,094	16,297,146
Countrywide Alternative Loan Trust
	5.000% 03/25/20	11,954,560	11,786,455
	5.000% 07/25/35	3,111,162	2,973,632
	5.250% 03/25/35	3,459,902	3,345,585
	5.500% 09/25/35	6,464,865	4,959,565
GMAC Mortgage Corp. Loan Trust
	5.642% 04/19/36(g)	3,474,638	3,402,099
GSMPS Mortgage Loan Trust
	7.750% 09/19/27(b)(g)	815,449	879,586
JPMorgan Mortgage Trust
	4.988% 10/25/35(g)	5,423,000	5,394,561
	5.405% 11/25/35(g)	14,588,909	14,271,218
	5.741% 05/25/36(g)	10,522,618	10,452,055
Nomura Asset Acceptance Corp.
	4.965% 08/25/36(g)	8,201,977	8,195,167
	5.515% 01/25/36(g)	8,060,000	7,810,287
	6.138% 03/25/47	9,500,000	9,631,676
Residential Accredit Loans, Inc.
	5.500% 02/25/35	3,935,830	3,817,743
Residential Funding Mortgage Securities I
	5.786% 07/27/37(g)	7,738,512	7,658,905
Wells Fargo Mortgage Backed Securities Trust
	6.307% 10/25/37(g)	9,828,572	9,803,657
NON - AGENCY TOTAL			174,422,437

	Total Collateralized Mortgage Obligations (cost of $202,640,782)		200,454,990

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – 6.8%
Bear Stearns Commercial Mortgage Securities
	5.422% 09/11/42	9,893,437	9,971,889
	5.835% 09/11/42(g)	5,122,000	5,129,550
Diversified REIT Trust
	6.780% 03/18/11(b)(g)	5,000,000	5,151,150
First Union National Bank Commercial Mortgage Trust
	5.585% 02/12/34	2,822,848	2,853,624
	6.141% 02/12/34	8,000,000	8,391,248
Greenwich Capital Commercial Funding Corp.
	5.911% 07/10/38(g)	11,060,000	11,558,126
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.565% 04/15/43(g)	9,411,000	8,986,820
	5.875% 04/15/45(g)	18,287,000	18,578,892
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	5,000,000	5,226,892
Merrill Lynch/Countrywide Commercial Mortgage Trust
	5.700% 09/12/49	15,000,000	15,320,982
	5.456% 07/12/46(g)	9,652,000	9,465,586
Morgan Stanley Capital I
	5.328% 11/12/41	19,175,000	19,168,128
Structured Asset Securities Corp., I.O.
	2.157% 02/25/28(g)	3,847,620	38,571
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	11,930,000	11,418,675
	5.742% 05/15/43(g)	20,000,000	20,663,798
	5.466% 01/15/45(g)	10,000,000	9,881,252
	5.952% 05/15/46(g)	10,500,000	10,256,126

	Total Commercial Mortgage-Backed Securities (cost of $172,326,863)		172,061,309
Municipal Bonds – 0.8%
NEW YORK – 0.8%
NY New York City Municipal Water Finance Authority
	Series 2005 A,
	5.000% 06/15/39	9,500,000	9,797,255

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
	Series 2005 D,
	5.000% 06/15/38	9,850,000	10,165,101
NEW YORK TOTAL			19,962,356
VIRGINIA – 0.0%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	550,000	477,384
VIRGINIA TOTAL			477,384

	Total Municipal Bonds (cost of $20,326,307)		20,439,740

		Shares
Common Stock – 0.0%
INDUSTRIALS – 0.0%
Airlines – 0.0%
	UAL Corp. (c)	1,493	53,241
Airlines Total			53,241
INDUSTRIALS TOTAL			53,241

	Total Common Stock (cost of $53,240)		53,241
Securities Lending Collateral – 16.6%
	State Street Navigator Securities Lending Prime Portfolio (k) (7 day yield of 4.817%)	420,615,897	420,615,897

	Total Securities Lending Collateral (cost of $420,615,897)		420,615,897

		Par ($)
Short-Term Obligation – 3.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08, at 2.960%, collateralized by U.S. Government Agency Obligation maturing 06/27/11, market value $85,066,200 (repurchase proceeds $83,411,714)	83,398,000	83,398,000

	Total Short-Term Obligation (cost of $83,398,000)		83,398,000

Total Investments – 130.0% (cost of $3,307,110,476)(l)(m)	$3,300,127,068

Other Assets & Liabilities, Net – (30.0)%	(760,868,788)

Net Assets – 100.0%	$2,539,258,280

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swaps are marked to market daily based upon quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Trustees.   If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid except for the following amounted to $167,367,964, which represents 6.6% of net assets.

	Security	Acquisition Date	Par/Unit	Cost	Value
Cigna CBO Ltd.
	6.460% 11/15/08	10/15/96	$1,429,349	$1,446,993	$1,420,639

(c)	All or a portion of this security was on loan at December 31, 2007. The total market value of securities on loan at December 31, 2007 is $413,808,382.

(d)	Loan participation agreement.

(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)	A portion of this security is pledged as collateral for credit default swaps.

(g)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(h)	Security purchased on a delayed delivery basis.

(i)	The security or a portion of the security is pledged as collateral for open futures contracts. At December 31, 2007, the total market value of securities pledged amounted to $1,820,265.

(j)	Zero coupon bond.

(k)	Investment made with cash collateral received from securities lending activity.

(l)	Cost for federal income tax purposes is $3,308,371,562.

(m)	Net unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$39,171,618	$(47,416,112)	$(8,244,494)

At December 31, 2007, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	450	$51,025,781	$50,946,384	Mar-2008	$79,397
2-Year U.S. Treasury Notes	900	189,225,000	188,693,550	Mar-2008	531,450
5-Year U.S. Treasury Notes	1,575	173,692,968	172,761,315	Mar-2008	931,653
					$1,542,500

At December 31, 2007, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Notes	1,720	$195,031,875	$194,806,684	Mar-2008	$(225,191)
U.S. Treasury Bonds	310	36,076,250	36,339,970	Mar-2008	263,720
					$38,529

At December 31, 2007, the Fund has entered into the following credit default  swap contracts:

Swap	Referenced	Buy/Sale	Receive/Pay	Expiration	Notional	Unrealized Appreciation
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	(Depreciation)
Morgan Stanley	Ford Motor Co. 7.450% 07/16/31	Sale	3.000%	06/20/09	$750,000	$(30,250)
Merrill Lynch	CIT Group, Inc. 7.750% 04/02/12	Sale	2.550%	12/20/08	10,000,000	(257,670)
Royal Bank of Scotland	Toll Brothers, Inc. 6.875% 11/15/12	Sale	2.300%	12/20/08	10,000,000	(60,700)
Morgan Stanley	CDX North America High Yield	Sale	1.830%	12/20/12	7,500,000	(202,597)
Royal Bank of Scotland Greenwich	Bear Stearns Companies, Inc. 5.300% 10/30/15	Buy	(1.550)%	12/20/17	6,300,000	(63,498)
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	(1.970)%	12/20/12	5,000,000	30,780
Credit Suisse	Capital One Financial Corp.	Buy	(3.050)%	12/20/12	3,850,000	(33,041)
Credit Suisse	Washington Mutual, Inc. 5.250% 09/15/17	Buy	(4.050)%	03/20/13	9,080,000	26,659
Merrill Lynch	Washington Mutual, Inc. 5.250% 09/15/17	Buy	(4.250)%	09/20/12	10,000,000	1,069,620
Merrill Lynch	CDX North America High Yield	Sale	3.750%	12/20/12	4,000,000	(175,668)
						$303,635

At December 31, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Appreciation
EUR	$945,028	$956,021	01/23/08	$10,993

Acronym	Name
EUR	Euro
I.O.	Interest Only
JPY	Japanese Yen
PIK	Payment-In-Kind
TBA	To Be Announced

Investment Portfolio

December 31, 2007 (Unaudited)	Columbia U.S. Treasury Index Fund

		Par ($)	Value ($)*
Government & Agency Obligations – 98.6%
U.S. Treasury Bonds – 24.2%
	4.500% 02/15/36(a)	5,035,000	5,060,568
	5.000% 05/15/37(a)	1,230,000	1,340,604
	5.250% 02/15/29(a)	3,540,000	3,894,276
	5.375% 02/15/31(a)	3,625,000	4,084,074
	5.500% 08/15/28	3,175,000	3,595,192
	6.000% 02/15/26(a)	695,000	822,489
	6.125% 11/15/27(a)	4,860,000	5,885,538
	6.875% 08/15/25(a)	2,600,000	3,343,031
	7.250% 08/15/22(a)	4,160,000	5,401,502
	7.500% 11/15/16(a)	9,265,000	11,629,743
	7.875% 02/15/21(a)	10,215,000	13,739,175
	8.125% 08/15/21(a)	950,000	1,308,551
	8.750% 05/15/17(a)	1,330,000	1,809,424
	12.000% 08/15/13	2,375,000	2,498,574
	U.S. Treasury Bonds Total		64,412,741
U.S. Treasury Notes – 74.4%
	3.125% 11/30/09(a)	4,345,000	4,349,753
	3.375% 11/30/12(a)	4,235,000	4,220,775
	3.500% 08/15/09	200,000	201,328
	3.875% 10/31/12(a)	500,000	509,804
	3.875% 02/15/13(a)	11,650,000	11,883,000
	4.000% 08/31/09(a)	7,775,000	7,889,199
	4.000% 04/15/10(a)	6,430,000	6,560,606
	4.000% 11/15/12(a)	2,300,000	2,361,992
	4.000% 02/15/15(a)	5,920,000	6,003,715
	4.125% 05/15/15(a)	400,000	407,844
	4.250% 09/30/12(a)	1,450,000	1,500,863
	4.250% 08/15/14(a)	8,805,000	9,104,229
	4.250% 11/15/14(a)	500,000	515,820
	4.375% 12/15/10	1,000,000	1,037,188
	4.500% 04/30/09(a)	4,915,000	5,003,701
	4.500% 05/15/10(a)	6,390,000	6,603,164
	4.500% 11/15/10(a)	250,000	259,941
	4.500% 04/30/12(a)	12,785,000	13,355,326
	4.500% 02/15/16(a)	11,520,000	11,990,696
	4.500% 05/15/17(a)	6,400,000	6,633,498
	4.750% 05/15/14(a)	3,610,000	3,838,726
	4.750% 08/15/17(a)	9,800,000	10,350,486
	4.875% 05/31/09(a)	15,475,000	15,857,047
	4.875% 08/15/09(a)	15,985,000	16,427,081

1

		Par ($)	Value ($)
	5.000% 08/15/11(a)	19,510,000	20,668,406
	5.500% 05/15/09(a)	9,265,000	9,566,113
	5.750% 08/15/10(a)	19,115,000	20,396,297
	U.S. Treasury Notes Total		197,496,598

	Total Government & Agency Obligations (cost of $254,614,035)		261,909,339

		Shares
Securities Lending Collateral – 28.2%
	State Street Navigator Securities Lending Prime Portfolio (b) (7 day yield of 4.817%)	74,992,445	74,992,445
	Total Securities Lending Collateral (cost of $74,992,445)		74,992,445

		Par ($)
Short-Term Obligation – 1.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08, at 1.160%, collateralized by a U.S. Treasury Obligation maturing 08/15/23, market value of $4,068,180 (repurchase proceeds $3,985,257)	3,985,000	3,985,000

	Total Short-Term Obligation (cost of $3,985,000)		3,985,000

2

Total Investments – 128.3% (cost of $333,591,480)(c)(d)	$340,886,784

Other Assets & Liabilities, Net – (28.3)%	(75,120,244)

Net Assets – 100.0%	$265,766,540

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at December 31, 2007. The total market value of securities on loan at December 31, 2007 is $73,929,455.

(b)	Investment made with cash collateral received from securities lending activity.

(c)	Cost for federal income tax purposes is $335,111,970.

(d)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,603,880	$(829,066)	$5,774,814

3

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia World Equity Fund

	Shares	Value ($)*
Common Stocks – 99.0%
CONSUMER DISCRETIONARY – 9.8%
Auto Components – 1.6%
Continental AG	3,600	466,842
Denso Corp.	16,900	686,839
Rieter Holding AG, Registered Shares	600	263,488
Auto Components Total		1,417,169
Automobiles – 1.0%
Dongfeng Motor Group Co., Ltd., Class H	300,000	209,374
Peugeot SA	3,050	229,299
Toyota Motor Corp.	8,200	441,366
Automobiles Total		880,039
Hotels, Restaurants & Leisure – 0.8%
McDonald’s Corp.	13,000	765,830
Hotels, Restaurants & Leisure Total		765,830
Household Durables – 0.7%
Sony Corp., ADR	11,850	643,455
Household Durables Total		643,455
Media – 2.5%
CBS Corp., Class B	15,750	429,187
News Corp., Class A	33,450	685,390
Time Warner, Inc.	24,150	398,717
Vivendi SA	17,500	797,429
Media Total		2,310,723
Multiline Retail – 0.4%
Macy’s, Inc.	15,000	388,050
Multiline Retail Total		388,050
Specialty Retail – 1.7%
Esprit Holdings Ltd.	16,600	245,862
GameStop Corp., Class A (a)	12,100	751,531
TJX Companies, Inc.	17,650	507,084
Specialty Retail Total		1,504,477
Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc., Class B	8,000	513,920
V.F. Corp.	7,000	480,620
Textiles, Apparel & Luxury Goods Total		994,540
CONSUMER DISCRETIONARY TOTAL		8,904,283
CONSUMER STAPLES – 8.8%
Beverages – 2.1%
Coca-Cola Co.	15,300	938,961

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
Diageo PLC	20,494	438,683
Heineken NV	8,000	515,239
Beverages Total		1,892,883
Food & Staples Retailing – 1.9%
BJ’s Wholesale Club, Inc. (a)	9,500	321,385
Kroger Co.	17,000	454,070
Massmart Holdings Ltd.	35,000	367,344
Metro, Inc., Class A	10,000	266,984
Sysco Corp.	10,000	312,100
Food & Staples Retailing Total		1,721,883
Food Products – 2.6%
Nestle SA, Registered Shares	1,300	595,678
Toyo Suisan Kaisha Ltd.	30,000	545,294
Unilever PLC	32,500	1,218,811
Food Products Total		2,359,783
Household Products – 1.2%
Colgate-Palmolive Co.	11,500	896,540
Kimberly-Clark Corp.	3,300	228,822
Household Products Total		1,125,362
Personal Products – 0.5%
Avon Products, Inc.	11,000	434,830
Personal Products Total		434,830
Tobacco – 0.5%
Loews Corp. - Carolina Group	6,000	511,800
Tobacco Total		511,800
CONSUMER STAPLES TOTAL		8,046,541
ENERGY – 10.6%
Energy Equipment & Services – 1.0%
Halliburton Co.	13,116	497,228
TGS Nopec Geophysical Co. ASA (a)	27,550	373,969
Energy Equipment & Services Total		871,197
Oil, Gas & Consumable Fuels – 9.6%
BP PLC	62,768	767,627
Chevron Corp.	14,550	1,357,951
ConocoPhillips	5,150	454,745
Devon Energy Corp.	5,000	444,550
ENI SpA	21,885	797,416
Exxon Mobil Corp.	19,250	1,803,532
Marathon Oil Corp.	5,200	316,472

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Petro-Canada	14,400	776,939
PetroChina Co., Ltd., Class H	400,000	705,879
Petroleo Brasileiro SA, ADR	2,600	299,624
Total SA	12,522	1,039,196
Oil, Gas & Consumable Fuels Total		8,763,931
ENERGY TOTAL		9,635,128
FINANCIALS – 22.1%
Capital Markets – 1.2%
Credit Suisse Group, Registered Shares	11,250	676,433
UBS AG, Registered Shares	9,200	427,243
Capital Markets Total		1,103,676
Commercial Banks – 13.1%
Banco Bilbao Vizcaya Argentaria SA	28,700	704,906
Banco Santander SA	65,544	1,416,027
Barclays PLC	100,963	1,022,709
BNP Paribas	9,000	967,455
Danske Bank A/S	11,100	430,302
DBS Group Holdings Ltd.	43,000	609,381
HBOS PLC	67,711	981,857
HSBC Holdings PLC	41,124	689,836
Mizuho Financial Group, Inc.	100	474,405
National Bank of Canada	13,100	694,056
Societe Generale	3,812	544,792
Swedbank AB, Class A	12,000	336,196
U.S. Bancorp	30,750	976,005
United Overseas Bank Ltd.	72,000	996,591
Wachovia Corp.	13,300	505,799
Westpac Banking Corp.	21,348	520,181
Commercial Banks Total		11,870,498
Consumer Finance – 0.4%
ORIX Corp.	2,250	376,258
Consumer Finance Total		376,258
Diversified Financial Services – 2.3%
ING Groep NV	26,676	1,041,233
JPMorgan Chase & Co.	23,250	1,014,862
Diversified Financial Services Total		2,056,095
Insurance – 4.2%
ACE Ltd.	12,500	772,250
Aviva PLC	32,000	425,029
Axis Capital Holdings Ltd.	14,000	545,580

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Brit Insurance Holdings PLC	35,200	158,986
Hartford Financial Services Group, Inc.	10,000	871,900
Swiss Reinsurance, Registered Shares	5,400	378,797
Unum Group	28,800	685,152
Insurance Total		3,837,694
Real Estate Management & Development – 0.6%
Swire Pacific Ltd., Class A	40,000	548,170
Real Estate Management & Development Total		548,170
Thrifts & Mortgage Finance – 0.3%
Fannie Mae	7,700	307,846
Thrifts & Mortgage Finance Total		307,846
FINANCIALS TOTAL		20,100,237
HEALTH CARE – 10.2%
Biotechnology – 0.8%
Celgene Corp. (a)	3,800	175,598
Genzyme Corp. (a)	3,700	275,428
Isis Pharmaceuticals, Inc. (a)	15,600	245,700
Biotechnology Total		696,726
Health Care Equipment & Supplies – 0.5%
Hologic, Inc. (a)	7,280	499,699
Health Care Equipment & Supplies Total		499,699
Health Care Providers & Services – 2.8%
CIGNA Corp.	10,200	548,046
Coventry Health Care, Inc. (a)	8,500	503,625
Express Scripts, Inc. (a)	4,500	328,500
McKesson Corp.	10,300	674,753
OPG Groep NV	16,800	464,167
Health Care Providers & Services Total		2,519,091
Life Sciences Tools & Services – 1.1%
Covance, Inc. (a)	4,000	346,480
Waters Corp. (a)	8,900	703,723
Life Sciences Tools & Services Total		1,050,203
Pharmaceuticals – 5.0%
Biovail Corp.	17,350	233,531
Bristol-Myers Squibb Co.	16,150	428,298
Johnson & Johnson	18,150	1,210,605
Merck & Co., Inc.	14,700	854,217
Novartis AG, Registered Shares	15,750	858,032
Ono Pharmaceutical Co., Ltd.	8,800	411,597

4

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Takeda Pharmaceutical Co., Ltd.	8,800	514,424
Pharmaceuticals Total		4,510,704
HEALTH CARE TOTAL		9,276,423
INDUSTRIALS – 9.9%
Aerospace & Defense – 2.5%
DRS Technologies, Inc.	8,800	477,576
General Dynamics Corp.	5,050	449,400
Northrop Grumman Corp.	5,800	456,112
Rolls-Royce Group PLC, Class B(b)	2,032,120	4,045
United Technologies Corp.	11,200	857,248
Aerospace & Defense Total		2,244,381
Building Products – 0.3%
Geberit AG, Registered Shares	1,650	224,951
Building Products Total		224,951
Commercial Services & Supplies – 1.2%
Dun & Bradstreet Corp.	5,200	460,876
Waste Management, Inc.	20,000	653,400
Commercial Services & Supplies Total		1,114,276
Construction & Engineering – 0.3%
Peab AB	30,400	309,883
Construction & Engineering Total		309,883
Electrical Equipment – 0.3%
Mitsubishi Electric Corp.	30,000	309,836
Electrical Equipment Total		309,836
Industrial Conglomerates – 1.0%
General Electric Co.	12,000	444,840
Keppel Corp., Ltd.	55,000	492,345
Industrial Conglomerates Total		937,185
Machinery – 3.3%
Bucher Industries AG, Registered Shares	2,950	674,463
Eaton Corp.	7,450	722,277
Glory Ltd.	25,700	596,728
Illinois Tool Works, Inc.	9,900	530,046
Parker Hannifin Corp.	5,800	436,798
Machinery Total		2,960,312
Trading Companies & Distributors – 1.0%
Itochu Corp.	47,500	461,559

5

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – (continued)
W.W. Grainger, Inc.	5,200	455,104
Trading Companies & Distributors Total		916,663
INDUSTRIALS TOTAL		9,017,487
INFORMATION TECHNOLOGY – 13.2%
Communications Equipment – 1.3%
Cisco Systems, Inc. (a)	15,600	422,292
Nokia Oyj, ADR	20,900	802,351
Communications Equipment Total		1,224,643
Computers & Peripherals – 3.6%
Acer, Inc.	225,000	436,625
Apple, Inc. (a)	3,400	673,472
EMC Corp. (a)	29,450	545,709
Hewlett-Packard Co.	15,100	762,248
International Business Machines Corp.	8,300	897,230
Computers & Peripherals Total		3,315,284
Electronic Equipment & Instruments – 0.9%
FUJIFILM Holdings Corp.	11,100	470,507
Kyocera Corp.	3,500	306,243
Electronic Equipment & Instruments Total		776,750
Internet Software & Services – 0.9%
United Internet AG, Registered Shares	32,250	777,409
Internet Software & Services Total		777,409
IT Services – 1.1%
Accenture Ltd., Class A	12,500	450,375
CGI Group, Inc., Class A (a)	42,700	501,437
IT Services Total		951,812
Office Electronics – 0.8%
Canon, Inc.	16,700	763,028
Office Electronics Total		763,028
Semiconductors & Semiconductor Equipment – 1.6%
Infineon Technologies AG (a)	30,900	361,308
Intersil Corp., Class A	12,600	308,448
MEMC Electronic Materials, Inc. (a)	5,050	446,874
NVIDIA Corp. (a)	8,550	290,871
Semiconductors & Semiconductor Equipment Total		1,407,501
Software – 3.0%
Adobe Systems, Inc. (a)	12,000	512,760
Autodesk, Inc. (a)	11,500	572,240

6

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
BMC Software, Inc. (a)	7,600	270,864
Nintendo Co., Ltd.	800	485,718
Oracle Corp. (a)	34,300	774,494
VMware, Inc., Class A (a)	1,600	135,984
Software Total		2,752,060
INFORMATION TECHNOLOGY TOTAL		11,968,487
MATERIALS – 5.7%
Chemicals – 2.5%
Air Products & Chemicals, Inc.	5,500	542,465
BASF AG	5,719	845,206
E.I. Du Pont de Nemours & Co.	7,650	337,288
Linde AG	4,000	526,823
Chemicals Total		2,251,782
Containers & Packaging – 0.4%
Packaging Corp. of America	13,800	389,160
Containers & Packaging Total		389,160
Metals & Mining – 2.0%
BHP Biliton PLC	21,800	671,483
JFE Holdings, Inc.	6,500	327,539
Nucor Corp.	7,800	461,916
SSAB Svenskt Stal AB, Series A	14,200	381,168
Metals & Mining Total		1,842,106
Paper & Forest Products – 0.8%
Domtar Corp. (a)	89,600	689,024
Paper & Forest Products Total		689,024
MATERIALS TOTAL		5,172,072
TELECOMMUNICATION SERVICES – 4.2%
Diversified Telecommunication Services – 3.1%
Belgacom SA	16,332	801,109
France Telecom SA	19,901	714,185
Nippon Telegraph & Telephone Corp.	107	529,538
Telefonica O2 Czech Republic AS	15,000	449,060
Verizon Communications, Inc.	8,600	375,734
Diversified Telecommunication Services Total		2,869,626
Wireless Telecommunication Services – 1.1%
China Mobile Ltd.	18,000	311,930

7

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
Rogers Communications, Inc., Class B	14,400	656,422
Wireless Telecommunication Services Total		968,352
TELECOMMUNICATION SERVICES TOTAL		3,837,978
UTILITIES – 4.5%
Electric Utilities – 3.7%
British Energy Group PLC	52,000	564,398
E.ON AG	5,553	1,179,045
Edison International	9,500	507,015
Entergy Corp.	2,700	322,704
FirstEnergy Corp.	4,700	339,998
FPL Group, Inc.	3,350	227,063
Tenaga Nasional Berhad	70,000	202,522
Electric Utilities Total		3,342,745
Independent Power Producers & Energy Traders – 0.3%
Mirant Corp. (a)	8,650	337,177
Independent Power Producers & Energy Traders Total		337,177
Multi-Utilities – 0.5%
PG&E Corp.	10,250	441,672
Multi-Utilities Total		441,672
UTILITIES TOTAL		4,121,594
Total Common Stocks (cost of $76,676,920)		90,080,230

	Par ($)
Short-Term Obligation – 0.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08 at 1.160%, collateralized by a U.S. Treasury Obligation maturing 02/15/25, market value of $313,875 (repurchase proceeds $301,019)	301,000	301,000
Total Short-Term Obligation (cost of $301,000)		301,000

8

Total Investments – 99.3% (cost of $76,977,920)(c)(d)	$90,381,230
Other Assets & Liabilities, Net – 0.7%	602,570
Net Assets – 100.0%	$90,983,800

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

  Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $76,977,920.

(d)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$15,883,514	$(2,480,204)	$13,403,310

9

At December 31, 2007, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$2,449,239	$2,446,599	03/18/08	$2,640
CAD	673,228	653,736	03/18/08	19,492
EUR	1,300,716	1,301,505	03/18/08	(789)
GBP	2,248,615	2,302,657	03/18/08	(54,042)
JPY	678,057	675,079	03/18/08	2,978
NOK	184,133	184,408	03/18/08	(275)
NZD	175,405	178,652	03/18/08	(3,247)
				$(33,243)

Forward Foreign Currency		Aggregate	Settlement	Unrealized Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CHF	$1,331,730	$1,321,850	03/18/08	$(9,880)
CZK	457,659	463,908	03/18/08	6,249
SGD	1,713,335	1,712,013	03/18/08	(1,322)
TWD	482,844	478,326	03/18/08	(4,518)
				$(9,471)

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
TWD	Taiwan Dollar

10

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 25, 2008